UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Short Duration
High Income Fund

January 31, 2015

1.969440.101

SDH-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.0%
	Principal Amount	Value
Air Transportation - 6.9%
Air Canada 6.625% 5/15/18 (b)	$ 700,000	$ 717,780
Allegiant Travel Co. 5.5% 7/15/19	380,000	387,600
American Airlines Group, Inc. 5.5% 10/1/19 (b)	340,000	351,475
U.S. Airways Group, Inc. 6.125% 6/1/18	1,705,000	1,792,381
United Continental Holdings, Inc. 6.375% 6/1/18	1,000,000	1,065,000
XPO Logistics, Inc. 7.875% 9/1/19 (b)	115,000	119,313
		4,433,549
Automotive & Auto Parts - 1.4%
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	206,060
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (b)(c)	655,000	684,475
		890,535
Banks & Thrifts - 2.1%
Bank of America Corp.:
2% 1/11/18	150,000	151,030
6% 9/1/17	250,000	276,369
JPMorgan Chase & Co.:
2.2% 10/22/19	103,000	103,712
2.35% 1/28/19	97,000	98,797
Ocwen Financial Corp. 6.625% 5/15/19 (b)	550,000	426,250
Regions Bank 7.5% 5/15/18	250,000	293,264
		1,349,422
Broadcasting - 1.8%
Clear Channel Communications, Inc.:
5.5% 12/15/16	450,000	427,500
9% 12/15/19	685,000	667,875
10% 1/15/18	65,000	56,550
		1,151,925
Building Materials - 2.8%
Building Materials Holding Corp. 9% 9/15/18 (b)	95,000	99,038
CEMEX S.A.B. de CV 6.5% 12/10/19 (b)	1,420,000	1,434,200
Headwaters, Inc. 7.625% 4/1/19	290,000	301,600
		1,834,838
Cable/Satellite TV - 4.1%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	164,250
Numericable Group SA 4.875% 5/15/19 (b)	2,245,000	2,244,987
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	218,871
		2,628,108
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - 2.2%
LSB Industries, Inc. 7.75% 8/1/19	$ 15,000	$ 15,450
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	500,000	507,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	910,000	918,531
		1,441,481
Containers - 1.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)	960,336	946,381
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2406% 12/15/19 (b)(c)	150,000	144,000
		1,090,381
Diversified Financial Services - 7.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 5% 10/1/21 (b)	150,000	159,375
Aircastle Ltd. 6.25% 12/1/19	665,000	718,200
Citigroup, Inc. 4.45% 1/10/17	200,000	211,870
Discover Financial Services 6.45% 6/12/17	200,000	221,154
Goldman Sachs Group, Inc. 1.3321% 11/15/18 (c)	200,000	201,848
Hyundai Capital America 2.55% 2/6/19 (b)	100,000	101,373
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.875% 3/15/19	880,000	895,400
ILFC E-Capital Trust I 4.37% 12/21/65 (b)(c)	55,000	50,944
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	45,000	42,581
Morgan Stanley 2.125% 4/25/18	150,000	151,242
NiSource Finance Corp. 5.25% 9/15/17	200,000	219,910
SLM Corp.:
4.875% 6/17/19	825,000	831,188
5.5% 1/15/19	710,000	733,537
8.45% 6/15/18	65,000	73,490
		4,612,112
Diversified Media - 0.1%
MDC Partners, Inc. 6.75% 4/1/20 (b)	55,000	57,406
Energy - 5.7%
Basic Energy Services, Inc. 7.75% 2/15/19	1,020,000	714,000
California Resources Corp. 5% 1/15/20 (b)	580,000	500,250
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	460,000	441,600
Energy Partners Ltd. 8.25% 2/15/18	35,000	23,013
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	295,000	298,688
9.375% 5/1/20	115,000	115,863
Exterran Holdings, Inc. 7.25% 12/1/18	55,000	53,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Forbes Energy Services Ltd. 9% 6/15/19	$ 445,000	$ 271,450
Offshore Group Investment Ltd. 7.5% 11/1/19	280,000	182,000
Petroleos Mexicanos 3.5% 7/18/18	250,000	254,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/18 (b)	120,000	122,376
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.5% 10/15/19 (b)	35,000	35,481
Western Gas Partners LP 2.6% 8/15/18	200,000	202,252
Whiting Petroleum Corp. 5% 3/15/19	475,000	454,813
		3,670,286
Environmental - 0.1%
Tervita Corp. 9.75% 11/1/19 (b)	120,000	66,300
Food & Drug Retail - 0.8%
JBS Investments GmbH 7.75% 10/28/20 (b)	500,000	514,850
Healthcare - 4.2%
Community Health Systems, Inc. 5.125% 8/15/18	805,000	833,578
HCA Holdings, Inc. 4.25% 10/15/19	100,000	102,875
Tenet Healthcare Corp.:
5% 3/1/19 (b)	1,520,000	1,523,800
6.25% 11/1/18	240,000	260,700
		2,720,953
Homebuilders/Real Estate - 5.6%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	162,746
D.R. Horton, Inc. 3.75% 3/1/19	230,000	229,138
DDR Corp. 4.75% 4/15/18	150,000	162,521
Essex Portfolio LP 5.5% 3/15/17	250,000	271,547
Lennar Corp.:
4.125% 12/1/18	30,000	29,850
4.5% 11/15/19	85,000	85,000
Liberty Property LP 6.625% 10/1/17	150,000	168,534
Mack-Cali Realty LP 2.5% 12/15/17	150,000	150,482
Standard Pacific Corp. 8.375% 5/15/18	40,000	45,125
Toll Brothers Finance Corp. 4% 12/31/18	335,000	339,188
Weyerhaeuser Real Estate Co. 4.375% 6/15/19 (b)	720,000	685,800
William Lyon Homes, Inc. 5.75% 4/15/19	1,320,000	1,306,800
		3,636,731
Insurance - 0.7%
American International Group, Inc. 5.45% 5/18/17	200,000	218,488
ING U.S., Inc. 2.9% 2/15/18	200,000	206,287
		424,775
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - 0.7%
NCL Corp. Ltd.:
5% 2/15/18	$ 340,000	$ 344,250
5.25% 11/15/19 (b)	135,000	136,688
		480,938
Metals/Mining - 5.2%
Anglo American Capital PLC 1.2033% 4/15/16 (b)(c)	200,000	199,872
First Quantum Minerals Ltd. 6.75% 2/15/20 (b)	500,000	425,000
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (b)	1,075,000	954,063
Freeport-McMoRan, Inc. 2.375% 3/15/18	200,000	193,190
Lundin Mining Corp. 7.5% 11/1/20 (b)	145,000	143,550
Peabody Energy Corp.:
6% 11/15/18	1,355,000	1,087,388
7.375% 11/1/16	90,000	88,943
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (b)	265,000	261,025
		3,353,031
Paper - 2.5%
Mercer International, Inc. 7% 12/1/19 (b)	40,000	40,800
Sappi Papier Holding GmbH:
7.75% 7/15/17 (b)	1,275,000	1,369,031
8.375% 6/15/19 (b)	200,000	214,000
		1,623,831
Publishing/Printing - 0.8%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)	540,000	530,550
Services - 6.3%
Abengoa Greenfield SA 6.5% 10/1/19 (b)	400,000	368,000
ADT Corp. 4.125% 4/15/19	1,975,000	1,972,531
APX Group, Inc. 6.375% 12/1/19	700,000	666,750
Bankrate, Inc. 6.125% 8/15/18 (b)	145,000	142,463
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	905,000	886,334
		4,036,078
Steel - 0.5%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	325,000	268,938
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9% 10/15/17	35,000	35,613
		304,551
Nonconvertible Bonds - continued
	Principal Amount	Value
Super Retail - 1.6%
JC Penney Corp., Inc.:
5.75% 2/15/18	$ 650,000	$ 588,250
8.125% 10/1/19	495,000	450,450
		1,038,700
Technology - 2.3%
Advanced Micro Devices, Inc. 6.75% 3/1/19	1,475,000	1,401,250
Viasystems, Inc. 7.875% 5/1/19 (b)	50,000	52,813
		1,454,063
Telecommunications - 6.2%
Altice Financing SA 7.875% 12/15/19 (b)	500,000	529,000
AT&T, Inc. 1.1456% 11/27/18 (c)	200,000	202,698
Digicel Group Ltd. 8.25% 9/1/17 (b)	150,000	152,250
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	195,000	199,388
Sprint Communications, Inc.:
7% 3/1/20 (b)	260,000	283,400
9% 11/15/18 (b)	505,000	582,013
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	185,000	191,475
6.464% 4/28/19	1,275,000	1,321,219
6.542% 4/28/20	235,000	243,446
Verizon Communications, Inc. 3.65% 9/14/18	250,000	266,062
		3,970,951
Transportation Ex Air/Rail - 3.5%
Aguila 3 SA 7.875% 1/31/18 (b)	1,550,000	1,526,750
Navios Maritime Holdings, Inc. 8.125% 2/15/19	920,000	726,800
		2,253,550
Utilities - 6.0%
Atlantic Power Corp. 9% 11/15/18	480,000	487,200
DCP Midstream Operating LP 2.5% 12/1/17	100,000	99,647
DPL, Inc. 6.75% 10/1/19 (b)	550,000	561,000
Dynegy Finance I, Inc./Dynegy Finance II, Inc. 6.75% 11/1/19 (b)	1,685,000	1,731,338
RJS Power Holdings LLC 5.125% 7/15/19 (b)	995,000	965,150
		3,844,335
TOTAL NONCONVERTIBLE BONDS (Cost $55,698,937)		53,414,230
Bank Loan Obligations - 11.8%
	Principal Amount	Value
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (c)	$ 94,525	$ 93,580
Air Transportation - 0.4%
American Airlines, Inc. Tranche B, term loan 4.25% 10/10/21 (c)	285,000	285,713
Broadcasting - 0.6%
Clear Channel Communications, Inc. Tranche D, term loan 6.9205% 1/30/19 (c)	395,000	369,819
Building Materials - 0.2%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (c)	133,988	128,628
Tranche 2LN, term loan 7.75% 4/1/22 (c)	25,000	24,500
		153,128
Cable/Satellite TV - 0.9%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (c)	345,986	340,364
CSC Holdings LLC Tranche B, term loan 2.6705% 4/17/20 (c)	87,831	85,969
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (c)	67,019	66,684
Tranche B 2LN, term loan 4.5% 5/8/20 (c)	57,981	57,691
		550,708
Capital Goods - 0.4%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 4.25% 6/30/21 (c)	74,125	72,550
Tranche 2LN, term loan 7.25% 6/30/22 (c)	90,000	85,500
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)	99,747	98,002
		256,052
Containers - 1.1%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (c)	254,359	250,544
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)	50,000	49,375
Tranche B 1LN, term loan 4.5% 10/1/21 (c)	159,600	159,600
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (c)	236,444	231,124
		690,643
Diversified Financial Services - 0.4%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (c)	100,000	99,000
Bank Loan Obligations - continued
	Principal Amount	Value
Diversified Financial Services - continued
IBC Capital U.S. LLC: - continued
Tranche B 1LN, term loan 4.75% 11/15/21 (c)	$ 25,000	$ 24,875
TransUnion LLC Tranche B, term loan 4% 4/9/21 (c)	168,725	167,249
		291,124
Energy - 0.7%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)	155,000	133,300
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (c)	155,000	146,359
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (c)	105,000	63,000
Tranche B 1LN, term loan 3.875% 9/30/18 (c)	0	0
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)	138,650	110,226
		452,885
Food & Drug Retail - 0.8%
Albertson's LLC Tranche B 3LN, term loan 4% 8/25/19 (c)	445,000	442,219
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (c)	99,140	98,644
		540,863
Gaming - 1.6%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (c)	240,000	236,100
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	98,503	93,947
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	99,500	91,789
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)	361,598	359,338
Scientific Games Corp. Tranch B 2LN, term loan 6% 10/1/21 (c)	240,000	236,712
		1,017,886
Healthcare - 0.4%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (c)	59,500	58,459
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (c)	60,000	59,100
Tranche B 1LN, term loan 4.25% 1/28/21 (c)	113,767	110,638
		228,197
Bank Loan Obligations - continued
	Principal Amount	Value
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)	$ 14,925	$ 14,440
Metals/Mining - 0.3%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)	133,313	117,982
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (c)	99,246	83,367
		201,349
Publishing/Printing - 0.4%
Springer Science+Business Media Deutschland GmbH Tranche B 3LN, term loan 4.75% 8/14/20 (c)	254,361	250,863
Services - 1.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	69,300	65,142
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)	169,575	117,007
Garda World Security Corp.:
term loan 4% 11/8/20 (c)	173,192	169,296
Tranche DD, term loan 4% 11/8/20 (c)	44,305	43,308
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)	198,467	186,063
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)	69,475	67,651
		648,467
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (c)	45,000	44,100
Tranche B 1LN, term loan 4.5% 4/9/21 (c)	79,600	78,705
		122,805
Super Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (c)	9,950	9,640
6% 5/22/18 (c)	168,715	166,817
		176,457
Technology - 1.0%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.25% 2/28/21 (c)	114,483	112,765
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (c)	262,010	262,010
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)	14,563	14,145
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - continued
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (c)	$ 49,961	$ 50,960
NXP BV Tranche D, term loan 3.25% 1/11/20 (c)	54,313	53,498
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (c)	203,463	172,434
		665,812
Transportation Ex Air/Rail - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (c)	39,600	39,006
Utilities - 0.9%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)	264,679	256,408
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)	89,639	88,635
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)	210,000	208,688
		553,731
TOTAL BANK LOAN OBLIGATIONS (Cost $7,909,259)		7,603,528
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $3,037,992)	3,037,992	3,037,992
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $66,646,188)		64,055,750
NET OTHER ASSETS (LIABILITIES) - 0.5%		321,314
NET ASSETS - 100%		$ 64,377,064
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,500,951 or 38.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,093
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 53,414,230	$ -	$ 53,414,230	$ -
Bank Loan Obligations	7,603,528	-	7,603,528	-
Money Market Funds	3,037,992	3,037,992	-	-
Total Investments in Securities:	$ 64,055,750	$ 3,037,992	$ 61,017,758	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $66,594,339. Net unrealized depreciation aggregated $2,538,589, of which $255,230 related to appreciated investment securities and $2,793,819 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

January 31, 2015

1.813054.110

CAI-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 63.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.5%
Alion Science & Technology Corp. 15.25% 2/18/20 pay-in-kind	$ 2,770	$ 2,011
Bombardier, Inc. 6.125% 1/15/23 (g)	4,325	4,087
GenCorp, Inc. 7.125% 3/15/21	2,610	2,745
Huntington Ingalls Industries, Inc. 5% 12/15/21 (g)	6,655	6,905
KLX, Inc. 5.875% 12/1/22 (g)	27,955	27,606
Triumph Group, Inc. 4.875% 4/1/21	9,715	9,448
		52,802
Air Transportation - 1.6%
Air Canada:
5.375% 11/15/22 (g)	3,180	3,292
7.75% 4/15/21 (g)	9,805	10,209
Allegiant Travel Co. 5.5% 7/15/19	3,350	3,417
Aviation Capital Group Corp. 4.625% 1/31/18 (g)	6,886	7,133
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	2,664	2,854
6.125% 4/29/18	3,325	3,491
7.25% 11/10/19	10,840	12,521
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	26,461	30,925
8.021% 8/10/22	10,347	11,990
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22	4,792	4,684
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	6,780	7,770
8.028% 11/1/17	1,783	1,990
U.S. Airways Group, Inc. 6.125% 6/1/18	14,805	15,564
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	11,371	13,531
Series 2012-2 Class B, 6.75% 12/3/22	3,331	3,589
Series 2013-1 Class B, 5.375% 5/15/23	4,565	4,690
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	11,037	12,251
United Continental Holdings, Inc. 6.375% 6/1/18	1,935	2,061
XPO Logistics, Inc. 7.875% 9/1/19 (g)	13,655	14,167
		166,129
Automotive & Auto Parts - 1.8%
Affinia Group, Inc. 7.75% 5/1/21	2,035	2,111
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (g)	4,921	591
Chassix, Inc.:
9.25% 8/1/18 (g)	16,965	11,706
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Automotive & Auto Parts - continued
Chassix, Inc.: - continued
9.25% 8/1/18	$ 100	$ 69
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	18,680	19,714
8.25% 6/15/21	18,680	20,770
Dana Holding Corp.:
5.375% 9/15/21	7,475	7,681
6% 9/15/23	7,475	7,774
6.75% 2/15/21	3,618	3,844
Delphi Corp. 5% 2/15/23	17,854	19,015
Exide Technologies 8.625% 2/1/18 (d)	5,526	276
General Motors Financial Co., Inc. 4.25% 5/15/23	5,620	5,845
International Automotive Components Group SA 9.125% 6/1/18 (g)	14,445	14,914
Jaguar Land Rover PLC 4.25% 11/15/19 (g)	10,960	11,233
Lear Corp. 4.75% 1/15/23	12,337	12,491
LKQ Corp. 4.75% 5/15/23	2,190	2,130
Schaeffler Finance BV 4.75% 5/15/21 (g)	9,740	9,813
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (g)(i)	7,240	7,584
6.75% 11/15/22 pay-in-kind (g)(i)	9,620	10,269
Tenneco, Inc. 6.875% 12/15/20	15,510	16,402
		184,232
Banks & Thrifts - 4.0%
Ally Financial, Inc.:
5.125% 9/30/24	33,790	35,015
7.5% 9/15/20	63,674	75,613
8% 3/15/20	45,879	54,711
General Motors Acceptance Corp. 8% 11/1/31	49,685	64,963
GMAC LLC 8% 11/1/31	146,276	188,879
		419,181
Broadcasting - 0.6%
AMC Networks, Inc. 4.75% 12/15/22	5,930	5,886
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (i)	11,439	9,266
Sinclair Television Group, Inc. 5.375% 4/1/21	9,805	9,830
Sirius XM Radio, Inc.:
4.25% 5/15/20 (g)	12,765	12,446
4.625% 5/15/23 (g)	4,925	4,617
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Sirius XM Radio, Inc.: - continued
5.25% 8/15/22 (g)	$ 15,410	$ 16,200
Starz LLC/Starz Finance Corp. 5% 9/15/19	8,945	9,102
		67,347
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	3,005	3,035
Cable/Satellite TV - 4.4%
Altice SA 7.75% 5/15/22 (g)	63,820	66,054
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	30,665	30,052
5.25% 3/15/21	19,210	19,354
5.25% 9/30/22	15,055	15,111
5.75% 9/1/23	9,495	9,614
5.75% 1/15/24	11,275	11,430
6.625% 1/31/22	27,120	28,679
7.375% 6/1/20	12,500	13,375
CCOH Safari LLC:
5.5% 12/1/22	10,970	11,121
5.75% 12/1/24	10,970	11,121
DISH DBS Corp.:
5% 3/15/23	23,450	23,040
5.125% 5/1/20	1,000	1,018
5.875% 7/15/22	40,185	40,587
Lynx I Corp. 5.375% 4/15/21 (g)	6,265	6,500
Lynx II Corp. 6.375% 4/15/23 (g)	3,545	3,775
Numericable Group SA:
4.875% 5/15/19 (g)	17,085	17,085
6% 5/15/22 (g)	71,245	72,877
6.25% 5/15/24 (g)	52,805	54,653
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	6,335	6,723
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)	10,690	11,091
Virgin Media Finance PLC 4.875% 2/15/22	10,880	10,233
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (g)(i)	2,525	2,563
		466,056
Capital Goods - 0.2%
AECOM Technology Corp.:
5.75% 10/15/22 (g)	5,745	6,011
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
AECOM Technology Corp.: - continued
5.875% 10/15/24 (g)	$ 4,925	$ 5,140
McDermott International, Inc. 8% 5/1/21 (g)	10,015	6,209
		17,360
Chemicals - 2.1%
Chemtura Corp. 5.75% 7/15/21	5,030	4,904
Hexion U.S. Finance Corp. 6.625% 4/15/20	11,375	10,685
LSB Industries, Inc. 7.75% 8/1/19	3,620	3,729
Momentive Performance Materials, Inc.:
3.88% 10/24/21	85,120	73,416
4.69% 4/24/22	28,622	22,325
10% 10/15/20 (d)	28,622	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)	85,120	0
Nufarm Australia Ltd. 6.375% 10/15/19 (g)	4,160	4,222
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20	6,705	7,233
PolyOne Corp.:
5.25% 3/15/23	6,005	6,095
7.375% 9/15/20	4,506	4,776
PSPC Escrow Corp. 6.5% 2/1/22 (g)	8,280	8,446
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (g)	4,240	3,710
Rockwood Specialties Group, Inc. 4.625% 10/15/20	9,525	9,906
TPC Group, Inc. 8.75% 12/15/20 (g)	14,165	12,926
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	17,424	17,587
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	4,750	5,071
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (g)	19,000	19,760
5.625% 10/1/24 (g)	4,300	4,612
		219,403
Consumer Products - 0.5%
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	3,624
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)	2,500	2,300
Prestige Brands, Inc. 8.125% 2/1/20	1,650	1,774
Revlon Consumer Products Corp. 5.75% 2/15/21	37,745	38,594
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	2,820	2,989
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Spectrum Brands Holdings, Inc.: - continued
6.625% 11/15/22	$ 3,335	$ 3,560
Tempur Sealy International, Inc. 6.875% 12/15/20	3,880	4,161
		57,002
Containers - 2.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(i)	31,107	30,655
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)	7,260	6,824
6.25% 1/31/19 (g)	12,530	12,217
6.75% 1/31/21 (g)	12,465	12,216
7% 11/15/20 (g)	1,029	1,012
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (g)	12,250	12,020
6% 6/15/17 (g)	6,255	6,142
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	4,335	3,728
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,378
7.5% 12/15/96	12,871	12,034
Graphic Packaging International, Inc. 4.75% 4/15/21	3,080	3,172
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	26,515	27,112
6.875% 2/15/21	15,185	15,982
7.125% 4/15/19	10,137	10,498
8.25% 2/15/21	18,196	18,492
8.5% 5/15/18 (e)	1,070	1,091
9% 4/15/19	7,985	8,245
9.875% 8/15/19	9,140	9,711
Sealed Air Corp. 5.25% 4/1/23 (g)	5,010	5,185
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	5,594	6,056
		207,770
Diversified Financial Services - 6.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (g)	20,650	21,321
Aircastle Ltd.:
4.625% 12/15/18	7,795	7,970
5.5% 2/15/22	10,600	10,920
7.625% 4/15/20	7,830	8,809
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
CIT Group, Inc.:
5% 8/15/22	$ 17,330	$ 18,218
5.375% 5/15/20	21,665	23,127
5.5% 2/15/19 (g)	30,275	32,119
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	17,515	17,822
5.875% 2/1/22	73,165	74,811
6% 8/1/20	60,435	63,221
International Lease Finance Corp.:
4.625% 4/15/21	4,735	4,877
5.875% 4/1/19	60,890	65,990
5.875% 8/15/22	20,190	22,310
6.25% 5/15/19	47,055	51,878
7.125% 9/1/18 (g)	15,093	16,998
8.25% 12/15/20	45,847	56,277
8.625% 1/15/22	46,340	58,620
MSCI, Inc. 5.25% 11/15/24 (g)	6,725	7,011
Navient Corp.:
5% 10/26/20	7,625	7,615
5.875% 10/25/24	16,465	15,559
SLM Corp.:
5.5% 1/25/23	64,245	61,675
7.25% 1/25/22	27,665	30,086
8% 3/25/20	15,115	16,778
		694,012
Diversified Media - 0.7%
Liberty Media Corp.:
8.25% 2/1/30	14,848	16,073
8.5% 7/15/29	9,940	10,909
MDC Partners, Inc. 6.75% 4/1/20 (g)	11,395	11,894
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	6,170	6,185
Quebecor Media, Inc. 5.75% 1/15/23	15,820	16,295
WMG Acquisition Corp.:
5.625% 4/15/22 (g)	2,410	2,386
6.75% 4/15/22 (g)	9,650	8,733
		72,475
Energy - 6.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	6,625	6,774
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (g)	$ 28,790	$ 21,017
7.375% 11/1/21 (g)	6,510	4,817
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	6,410	6,426
6.625% 10/1/20	9,485	9,556
Basic Energy Services, Inc. 7.75% 10/15/22	7,490	5,093
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20	7,495	7,420
Carrizo Oil & Gas, Inc.:
7.5% 9/15/20 (g)	18,120	17,667
7.5% 9/15/20	1,650	1,609
8.625% 10/15/18	7,720	7,732
Chaparral Energy, Inc. 9.875% 10/1/20	4,495	2,652
Citgo Petroleum Corp. 6.25% 8/15/22 (g)	16,530	16,034
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (g)	8,120	6,740
Concho Resources, Inc.:
5.5% 4/1/23	27,015	27,015
6.5% 1/15/22	16,925	17,602
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22	18,692	18,178
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	19,755	18,767
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	12,879
Edgen Murray Corp. 8.75% 11/1/20 (g)	7,898	8,589
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (g)	6,590	5,832
Energy Partners Ltd. 8.25% 2/15/18	27,773	18,261
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	9,210	7,990
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	4,365	4,398
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (g)	8,075	6,783
Forbes Energy Services Ltd. 9% 6/15/19	10,305	6,286
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	13,142
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	4,655	4,387
Goodrich Petroleum Corp. 8.875% 3/15/19	9,323	3,263
Gulfmark Offshore, Inc. 6.375% 3/15/22	360	281
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (g)	$ 7,700	$ 8,278
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (g)	9,920	8,928
7.625% 4/15/21 (g)	10,609	10,768
Jupiter Resources, Inc. 8.5% 10/1/22 (g)	34,060	25,545
Kinder Morgan Holding Co. LLC 5.625% 11/15/23 (g)	6,980	7,671
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22 (Reg. S)	12,325	11,801
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23	7,055	7,258
6.25% 6/15/22	5,510	5,799
Newfield Exploration Co. 5.625% 7/1/24	10,950	10,813
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,500	4,568
Offshore Group Investment Ltd.:
7.125% 4/1/23	12,215	7,818
7.5% 11/1/19	5,135	3,338
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	19,835	20,232
Precision Drilling Corp.:
5.25% 11/15/24 (g)	11,215	9,005
6.5% 12/15/21	2,505	2,204
QEP Resources, Inc. 5.25% 5/1/23	12,370	11,721
Range Resources Corp.:
5% 8/15/22	12,165	12,043
5% 3/15/23	18,145	17,873
5.75% 6/1/21	4,120	4,223
Rice Energy, Inc. 6.25% 5/1/22	6,735	6,499
Rosetta Resources, Inc. 5.625% 5/1/21	9,115	8,591
RSP Permian, Inc. 6.625% 10/1/22 (g)	4,715	4,686
SemGroup Corp. 7.5% 6/15/21	8,325	8,283
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	29,237
8% 3/1/32	12,475	16,816
Southern Star Central Corp. 5.125% 7/15/22 (g)	6,750	6,818
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,004	6,267
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	7,058	7,464
Summit Midstream Holdings LLC 7.5% 7/1/21	4,145	4,332
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (g)	$ 4,265	$ 4,393
Teine Energy Ltd. 6.875% 9/30/22 (g)	11,950	9,560
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	7,104
TerraForm Power Operating LLC 5.875% 2/1/23 (g)	6,675	6,817
Tesoro Corp. 5.375% 10/1/22	6,925	7,098
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (g)	6,220	6,306
5.875% 10/1/20	1,624	1,656
6.125% 10/15/21	5,880	5,968
6.25% 10/15/22 (g)	6,650	6,750
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)	4,031	3,764
Unit Corp. 6.625% 5/15/21	2,202	2,070
W&T Offshore, Inc. 8.5% 6/15/19	9,920	6,349
Western Refining, Inc. 6.25% 4/1/21	18,135	17,682
Whiting Petroleum Corp.:
5% 3/15/19	7,735	7,406
5.75% 3/15/21	7,735	7,358
WPX Energy, Inc. 6% 1/15/22	16,060	15,578
		691,928
Entertainment/Film - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (g)	2,380	2,463
5.625% 2/15/24 (g)	2,570	2,686
Cinemark U.S.A., Inc.:
4.875% 6/1/23	9,870	9,463
5.125% 12/15/22	2,845	2,831
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (g)	4,865	4,841
		22,284
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21	5,880	5,924
5.25% 8/1/20	7,105	7,176
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,969
7.25% 12/1/20	12,151	12,910
		33,979
Food & Drug Retail - 0.8%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (g)(i)	5,500	4,565
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - continued
BI-LO LLC/BI-LO Finance Corp.: - continued
9.25% 2/15/19 (g)	$ 12,717	$ 12,399
JBS Investments GmbH 7.25% 4/3/24 (g)	14,555	14,482
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	13,094	14,534
Rite Aid Corp.:
6.75% 6/15/21	25,550	26,700
9.25% 3/15/20	7,595	8,336
		81,016
Food/Beverage/Tobacco - 1.2%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,522
Barry Callebaut Services NV 5.5% 6/15/23 (g)	12,055	12,922
Constellation Brands, Inc.:
3.875% 11/15/19	8,455	8,698
4.75% 11/15/24	10,985	11,507
ESAL GmbH 6.25% 2/5/23 (g)	20,045	18,922
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	11,155	11,601
H.J. Heinz Co. 4.25% 10/15/20	19,605	19,764
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (g)	3,220	3,156
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (g)	7,350	7,571
8.25% 2/1/20 (g)	7,110	7,479
Post Holdings, Inc.:
6% 12/15/22 (g)	6,040	5,768
7.375% 2/15/22	5,200	5,291
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (g)	2,915	3,185
TreeHouse Foods, Inc. 4.875% 3/15/22	4,150	4,264
		130,650
Gaming - 1.8%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	65,105	55,339
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18	4,125	4,228
4.875% 11/1/20	10,795	11,119
5.375% 11/1/23	8,565	8,908
Graton Economic Development Authority 9.625% 9/1/19 (g)	21,760	23,773
MCE Finance Ltd. 5% 2/15/21 (g)	22,124	20,797
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (g)(i)	$ 7,221	$ 7,149
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	8,716	9,435
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (g)	16,990	15,206
Scientific Games Corp. 10% 12/1/22 (g)	22,015	20,199
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/49 (d)(g)	2,385	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (g)	5,385	5,102
5.375% 3/15/22	6,070	6,191
		187,446
Healthcare - 3.0%
AmSurg Corp. 5.625% 7/15/22 (g)	10,945	11,314
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	1,805	1,837
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (g)	15,205	15,538
Gentiva Health Services, Inc. 11.5% 9/1/18	14,015	14,856
HCA Holdings, Inc.:
4.75% 5/1/23	12,395	12,984
5.875% 5/1/23	33,560	36,413
7.5% 2/15/22	10,725	12,569
HealthSouth Corp. 5.75% 11/1/24	14,760	15,240
InVentiv Health, Inc. 11% 8/15/18 (e)(g)	2,237	2,047
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (g)(i)	11,285	11,511
Kindred Escrow Corp. II:
8% 1/15/20 (g)	11,035	11,710
8.75% 1/15/23 (g)	8,275	8,854
MPH Acquisition Holdings LLC 6.625% 4/1/22 (g)	5,205	5,400
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	9,445	10,153
6.875% 5/1/21	21,720	23,240
Omega Healthcare Investors, Inc. 6.75% 10/15/22	10,615	11,199
Opal Acquisition, Inc. 8.875% 12/15/21 (g)	10,420	10,654
Polymer Group, Inc.:
6.875% 6/1/19 (g)	4,515	4,312
7.75% 2/1/19	3,667	3,795
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	6,230	6,557
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Sabra Health Care LP/Sabra Capital Corp.: - continued
5.5% 2/1/21	$ 5,430	$ 5,742
Tenet Healthcare Corp. 6.875% 11/15/31	23,140	21,983
Truven Health Analytics, Inc. 10.625% 6/1/20	9,085	8,858
Valeant Pharmaceuticals International:
5.625% 12/1/21 (g)	12,920	13,340
6.75% 8/15/21 (g)	4,419	4,651
7.5% 7/15/21 (g)	11,350	12,428
VPI Escrow Corp. 6.375% 10/15/20 (g)	18,380	19,437
		316,622
Homebuilders/Real Estate - 1.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	6,475	6,572
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	5,010	5,135
CBRE Group, Inc. 5% 3/15/23	29,650	31,058
D.R. Horton, Inc.:
4.375% 9/15/22	11,400	11,343
4.75% 2/15/23	9,110	9,133
5.75% 8/15/23	4,935	5,305
Howard Hughes Corp. 6.875% 10/1/21 (g)	24,190	25,279
Lennar Corp. 4.5% 11/15/19	8,255	8,255
Realogy Corp. 9% 1/15/20 (g)	8,005	8,725
Standard Pacific Corp.:
8.375% 5/15/18	5,670	6,396
8.375% 1/15/21	10,900	12,263
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (g)	14,750	13,902
7.75% 4/15/20 (g)	5,715	5,972
Toll Brothers Finance Corp.:
4.375% 4/15/23	24,055	23,935
5.625% 1/15/24	3,075	3,298
5.875% 2/15/22	1,030	1,112
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (g)	6,675	6,358
5.875% 6/15/24 (g)	16,130	15,525
William Lyon Homes, Inc. 8.5% 11/15/20	4,975	5,311
		204,877
Hotels - 0.3%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,255
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Hotels - continued
FelCor Lodging LP 5.625% 3/1/23	$ 8,085	$ 8,226
Playa Resorts Holding BV 8% 8/15/20 (g)	11,880	11,791
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21	8,675	8,697
		31,969
Insurance - 0.2%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	22,620	22,620
Leisure - 0.2%
24 Hour Holdings III LLC 8% 6/1/22 (g)	4,530	3,692
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)	3,048	3,126
Six Flags Entertainment Corp. 5.25% 1/15/21 (g)	14,515	14,696
		21,514
Metals/Mining - 1.2%
Aleris International, Inc. 6% 6/1/20 (g)	151	151
First Quantum Minerals Ltd.:
6.75% 2/15/20 (g)	16,000	13,600
7% 2/15/21 (g)	14,007	11,731
7.25% 5/15/22 (g)	14,080	11,757
Mirabela Nickel Ltd. 1% 4/15/44 (g)	40	0
Murray Energy Corp.:
8.625% 6/15/21 (g)	25,390	24,247
9.5% 12/5/20 (g)	17,385	17,081
New Gold, Inc. 7% 4/15/20 (g)	3,050	3,020
Prince Mineral Holding Corp. 12.5% 12/15/19 (g)	3,255	3,320
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (g)	8,460	8,333
8.25% 1/15/21 (g)	4,470	4,436
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (g)	5,855	6,031
Walter Energy, Inc. 9.5% 10/15/19 (g)	31,790	20,822
		124,529
Paper - 0.2%
Boise Cascade Co. 6.375% 11/1/20	2,860	3,003
Mercer International, Inc.:
7% 12/1/19 (g)	7,655	7,808
7.75% 12/1/22 (g)	13,755	14,133
NewPage Corp.:
0% 5/1/49 (d)(i)	6,337	0
11.375% 12/31/49 (d)	12,582	0
		24,944
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - 0.9%
Cenveo Corp. 6% 8/1/19 (g)	$ 6,545	$ 6,201
Gannett Co., Inc.:
4.875% 9/15/21 (g)	8,440	8,440
5.5% 9/15/24 (g)	8,440	8,524
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	29,430	32,594
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(i)	19,945	19,596
R.R. Donnelley & Sons Co.:
6% 4/1/24	4,890	4,914
7% 2/15/22	7,600	8,170
7.875% 3/15/21	9,735	10,806
		99,245
Restaurants - 0.0%
Landry's Acquisition Co. 9.375% 5/1/20 (g)	1,820	1,957
Services - 1.8%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	2,400	2,460
Anna Merger Sub, Inc. 7.75% 10/1/22 (g)	16,255	16,418
APX Group, Inc.:
6.375% 12/1/19	10,095	9,615
8.75% 12/1/20	4,230	3,447
Ashtead Capital, Inc. 5.625% 10/1/24 (g)	11,275	11,698
Audatex North America, Inc.:
6% 6/15/21 (g)	19,605	20,389
6.125% 11/1/23 (g)	2,995	3,122
Bakercorp International, Inc. 8.25% 6/1/19	2,295	1,733
Bankrate, Inc. 6.125% 8/15/18 (g)	7,685	7,551
CBRE Group, Inc. 5.25% 3/15/25	13,020	13,801
Garda World Security Corp. 7.25% 11/15/21 (g)	4,645	4,529
Iron Mountain, Inc. 5.75% 8/15/24	7,925	8,024
Laureate Education, Inc. 9.75% 9/1/19 (g)(i)	61,085	62,001
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	3,020	3,028
TMS International Corp. 7.625% 10/15/21 (g)	2,170	2,159
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (i)	3,370	3,399
United Rentals North America, Inc. 8.375% 9/15/20	17,041	18,174
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (g)(i)	1,430	1,394
		192,942
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Steel - 0.8%
Cliffs Natural Resources, Inc.:
4.8% 10/1/20	$ 13,780	$ 9,646
4.875% 4/1/21	10,185	7,079
Essar Steel Algoma, Inc. 9.5% 11/15/19 (g)	10,560	10,349
Evraz, Inc. NA Canada 7.5% 11/15/19 (g)	13,710	11,756
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	14,420	14,672
11.25% 10/15/18	14,130	14,907
Steel Dynamics, Inc.:
5.125% 10/1/21 (g)	3,365	3,441
5.25% 4/15/23	3,565	3,636
5.5% 10/1/24 (g)	8,450	8,619
		84,105
Super Retail - 0.5%
CST Brands, Inc. 5% 5/1/23	2,640	2,680
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (g)(i)	5,185	5,366
L Brands, Inc. 5.625% 10/15/23	10,310	11,186
L Brands, Inc. 5.625% 2/15/22	14,745	15,998
Netflix, Inc. 5.375% 2/1/21 (g)	7,725	7,995
Sonic Automotive, Inc. 5% 5/15/23	1,610	1,582
The Men's Wearhouse, Inc. 7% 7/1/22 (g)	4,165	4,290
		49,097
Technology - 3.6%
Activision Blizzard, Inc.:
5.625% 9/15/21 (g)	50,160	53,734
6.125% 9/15/23 (g)	16,390	17,865
ADT Corp. 6.25% 10/15/21	32,065	33,979
Advanced Micro Devices, Inc. 7% 7/1/24	11,530	10,060
Brocade Communications Systems, Inc. 4.625% 1/15/23	6,460	6,282
Ceridian HCM Holding, Inc. 11% 3/15/21 (g)	4,675	5,026
Entegris, Inc. 6% 4/1/22 (g)	3,215	3,247
First Data Corp.:
8.75% 1/15/22 pay-in-kind (g)(i)	14,205	15,270
11.25% 1/15/21	5,658	6,408
11.75% 8/15/21	20,353	23,521
Flextronics International Ltd.:
4.625% 2/15/20	11,210	11,630
5% 2/15/23	12,150	12,636
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(i)	$ 4,800	$ 4,824
Lucent Technologies, Inc.:
6.45% 3/15/29	31,969	30,850
6.5% 1/15/28	14,731	14,215
Micron Technology, Inc. 5.5% 2/1/25 (g)	22,085	22,195
Nuance Communications, Inc. 5.375% 8/15/20 (g)	5,080	5,131
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (g)	11,130	11,130
5.75% 2/15/21 (g)	9,665	10,172
5.75% 3/15/23 (g)	8,220	8,713
Seagate HDD Cayman:
4.75% 6/1/23	19,755	21,076
4.75% 1/1/25 (g)	11,170	11,817
Sensata Technologies BV:
4.875% 10/15/23 (g)	5,010	5,085
6.5% 5/15/19 (g)	14,750	15,377
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (g)(i)	7,770	7,770
VeriSign, Inc. 4.625% 5/1/23	8,755	8,700
		376,713
Telecommunications - 9.4%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (g)	17,025	17,663
8.875% 1/1/20 (g)	5,800	6,308
Altice Financing SA:
6.5% 1/15/22 (g)	26,701	27,235
6.625% 2/15/23 (g)	20,740	20,740
7.875% 12/15/19 (g)	9,310	9,850
Altice Finco SA:
8.125% 1/15/24 (g)	21,880	22,701
9.875% 12/15/20 (g)	10,945	12,040
Citizens Communications Co.:
7.875% 1/15/27	9,275	9,432
9% 8/15/31	13,178	14,232
Consolidated Communications, Inc. 10.875% 6/1/20	4,930	5,559
Crown Castle International Corp. 5.25% 1/15/23	17,075	17,502
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	7,190	7,442
Digicel Group Ltd.:
6% 4/15/21 (g)	72,185	67,673
7% 2/15/20 (g)	2,110	2,047
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Digicel Group Ltd.: - continued
7.125% 4/1/22 (g)	$ 98,745	$ 89,458
8.25% 9/30/20 (g)	100,234	97,528
Eileme 2 AB 11.625% 1/31/20 (g)	20,050	22,688
FairPoint Communications, Inc. 8.75% 8/15/19 (g)	9,715	9,934
Frontier Communications Corp. 8.5% 4/15/20	26,838	30,193
Intelsat Jackson Holdings SA:
5.5% 8/1/23	39,705	39,209
7.25% 4/1/19	30,640	31,827
7.25% 10/15/20	11,740	12,312
7.5% 4/1/21	23,650	25,069
j2 Global, Inc. 8% 8/1/20	7,245	7,825
Level 3 Communications, Inc.:
5.75% 12/1/22 (g)	11,550	11,637
8.875% 6/1/19	3,435	3,633
MasTec, Inc. 4.875% 3/15/23	10,365	9,639
Millicom International Cellular SA 4.75% 5/22/20 (g)	5,180	4,856
NII International Telecom S.C.A.:
7.875% 8/15/19 (d)(g)	10,605	9,385
11.375% 8/15/19 (d)(g)	6,140	5,541
Pacnet Ltd. 9% 12/12/18 (g)	700	770
Sprint Capital Corp.:
6.875% 11/15/28	34,549	31,785
8.75% 3/15/32	16,821	17,199
Sprint Corp. 7.125% 6/15/24	3,758	3,655
T-Mobile U.S.A., Inc.:
6% 3/1/23	19,695	20,138
6.125% 1/15/22	18,850	19,392
6.25% 4/1/21	34,470	35,590
6.375% 3/1/25	53,785	54,726
6.5% 1/15/24	39,425	40,903
6.625% 4/1/23	46,480	48,223
6.633% 4/28/21	17,324	17,987
6.731% 4/28/22	11,245	11,653
6.836% 4/28/23	13,357	13,925
U.S. West Communications:
7.25% 9/15/25	1,480	1,761
7.25% 10/15/35	5,745	5,922
Wind Acquisition Finance SA 4.75% 7/15/20 (g)	5,015	4,890
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (g)	11,035	11,090
		990,767
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Textiles/Apparel - 0.2%
PVH Corp. 4.5% 12/15/22	$ 21,264	$ 21,264
Springs Industries, Inc. 6.25% 6/1/21	2,990	2,870
		24,134
Transportation Ex Air/Rail - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	11,670	11,057
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (g)	12,950	11,526
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	10,180	9,722
Teekay Corp. 8.5% 1/15/20	10,097	11,208
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	6,560	6,691
		50,204
Utilities - 3.3%
Calpine Corp. 7.875% 1/15/23 (g)	16,193	18,136
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)	7,994	9,433
11.25% 11/1/17 pay-in-kind (d)(i)	147	174
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)	77,278	93,506
12.25% 3/1/22 (d)(g)	60,925	74,024
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (g)	2,720	2,666
Mirant Americas Generation LLC 9.125% 5/1/31	8,735	7,425
RJS Power Holdings LLC 5.125% 7/15/19 (g)	11,305	10,966
The AES Corp.:
4.875% 5/15/23	11,060	10,784
5.5% 3/15/24	6,645	6,662
TXU Corp.:
5.55% 11/15/14 (d)	4,137	3,806
6.5% 11/15/24 (d)	39,570	36,404
6.55% 11/15/34 (d)	74,878	68,888
		342,874
TOTAL NONCONVERTIBLE BONDS (Cost $6,538,061)		6,733,220
Common Stocks - 19.8%
	Shares	Value (000s)
Aerospace - 0.0%
Alion Science & Technology Corp.:
warrants 3/15/17 (a)	5,185	$ 0
warrants 8/17/24 (a)	2,770	0
Air Transportation - 1.4%
Air Canada (a)	1,231,500	11,388
American Airlines Group, Inc.	1,025,800	50,346
Delta Air Lines, Inc.	1,925,034	91,073
		152,807
Automotive & Auto Parts - 0.6%
Delphi Automotive PLC	370,000	25,430
General Motors Co.	11,348	370
General Motors Co.:
warrants 7/10/16 (a)	381,599	8,762
warrants 7/10/19 (a)	381,599	5,915
Motors Liquidation Co. GUC Trust (a)	97,361	1,597
Tenneco, Inc. (a)	320,700	16,490
		58,564
Broadcasting - 0.7%
AMC Networks, Inc. Class A (a)	436,400	29,108
Sinclair Broadcast Group, Inc. Class A (f)	1,638,900	40,546
		69,654
Building Materials - 0.0%
Nortek, Inc. (a)	27,280	2,082
Ply Gem Holdings, Inc. (a)	41,200	519
		2,601
Cable/Satellite TV - 0.5%
Naspers Ltd. Class N	182,800	26,371
Time Warner Cable, Inc.	215,000	29,268
		55,639
Capital Goods - 0.1%
Remy International, Inc.	380,502	8,094
Chemicals - 0.3%
LyondellBasell Industries NV Class A	431,745	34,147
Consumer Products - 1.5%
Harman International Industries, Inc.	211,300	27,391
Michael Kors Holdings Ltd. (a)	547,000	38,722
Reddy Ice Holdings, Inc. (a)	496,439	1,340
Common Stocks - continued
	Shares	Value (000s)
Consumer Products - continued
Revlon, Inc. (a)	930,000	$ 30,448
Whirlpool Corp.	305,000	60,719
		158,620
Containers - 0.8%
Graphic Packaging Holding Co.	2,800,000	40,544
Rock-Tenn Co. Class A	653,292	42,399
		82,943
Diversified Financial Services - 0.3%
Penson Worldwide, Inc. Class A (a)	10,322,034	0
Springleaf Holdings, Inc. (a)(f)	1,100,000	34,760
Electric Utilities - 0.0%
Portland General Electric Co.	14,817	588
Energy - 0.7%
Carrizo Oil & Gas, Inc. (a)	329,700	14,869
Crestwood Midstream Partners LP	551,000	8,463
EP Energy Corp. (f)	716,800	7,419
Northern Tier Energy LP Class A	800,000	17,256
Ocean Rig UDW, Inc. (United States)	1,620,000	13,235
Parsley Energy, Inc. Class A	506,900	8,501
		69,743
Food/Beverage/Tobacco - 0.3%
The Hain Celestial Group, Inc. (a)	474,200	25,024
WhiteWave Foods Co. (a)	205,100	6,762
		31,786
Gaming - 0.5%
Station Holdco LLC (a)(j)(l)	22,418,968	54,254
Station Holdco LLC (a)(k)(l)	170,582	413
Station Holdco LLC:
unit (a)(k)(l)	256,968	69
warrants 6/15/18 (a)(j)(l)	894,280	239
		54,975
Healthcare - 3.3%
AbbVie, Inc.	584,600	35,281
Actavis PLC (a)	145,400	38,755
Alexion Pharmaceuticals, Inc. (a)	113,400	20,779
Biogen Idec, Inc. (a)	93,200	36,270
Celgene Corp. (a)	239,600	28,551
Community Health Systems, Inc. (a)	302,000	14,215
Gilead Sciences, Inc. (a)	485,000	50,843
HCA Holdings, Inc. (a)	847,900	60,031
Common Stocks - continued
	Shares	Value (000s)
Healthcare - continued
Rotech Healthcare, Inc. (a)	185,710	$ 3,433
Valeant Pharmaceuticals International (Canada) (a)	384,400	61,461
		349,619
Homebuilders/Real Estate - 0.8%
American Tower Corp.	11,612	1,126
Lennar Corp. Class A (f)	690,000	30,988
PulteGroup, Inc.	820,000	16,884
Realogy Holdings Corp. (a)	51,500	2,395
Standard Pacific Corp. (a)	2,000,000	14,040
Taylor Morrison Home Corp. (a)	1,000,000	17,770
		83,203
Hotels - 0.3%
Extended Stay America, Inc. unit	1,595,800	31,565
Metals/Mining - 0.1%
Aleris International, Inc. (a)(l)	127,520	1,370
Mirabela Nickel Ltd. (a)	6,852,955	155
OCI Resources LP	350,000	8,575
		10,100
Publishing/Printing - 0.0%
Haights Cross Communications, Inc. (a)	49,867	0
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(l)	127,577	191
Time, Inc.	62,500	1,565
		1,756
Restaurants - 0.8%
Chipotle Mexican Grill, Inc. (a)	15,800	11,215
Fiesta Restaurant Group, Inc. (a)	500,000	29,535
Starbucks Corp.	446,500	39,082
		79,832
Services - 1.0%
Air Lease Corp. Class A	549,800	19,210
Penhall Acquisition Co.:
Class A (a)	26,163	2,252
Class B (a)	8,721	751
ServiceMaster Global Holdings, Inc.	494,900	13,986
United Rentals, Inc. (a)	816,900	67,680
WP Rocket Holdings, Inc. (a)	5,703,255	1,141
		105,020
Super Retail - 0.5%
Deckers Outdoor Corp. (a)	175,900	11,618
Common Stocks - continued
	Shares	Value (000s)
Super Retail - continued
Office Depot, Inc. (a)	2,987,000	$ 22,701
Priceline Group, Inc. (a)	19,300	19,483
		53,802
Technology - 3.7%
Apple, Inc.	198,400	23,245
CDW Corp.	1,796,100	61,534
Facebook, Inc. Class A (a)	415,600	31,548
Freescale Semiconductor, Inc. (a)	1,564,400	50,202
Google, Inc. Class A (a)	39,900	21,448
MagnaChip Semiconductor Corp. (a)	219,804	3,161
NXP Semiconductors NV (a)	581,000	46,097
Qorvo, Inc. (a)	523,997	38,708
Skyworks Solutions, Inc.	1,361,634	113,084
Spansion, Inc. Class A (a)	10,172	361
		389,388
Telecommunications - 1.0%
Alibaba Group Holding Ltd. sponsored ADR	643,800	57,350
Baidu.com, Inc. sponsored ADR (a)	66,200	14,426
T-Mobile U.S., Inc. (a)	978,600	29,534
		101,310
Textiles/Apparel - 0.4%
Arena Brands Holding Corp. Class B (a)(l)	659,302	3,086
G-III Apparel Group Ltd. (a)	300,000	29,160
PVH Corp.	85,700	9,449
		41,695
Transportation Ex Air/Rail - 0.2%
DeepOcean Group Holding BV (a)(g)	1,138,931	25,894
U.S. Shipping Partners Corp. (a)	51,736	10
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		25,904
TOTAL COMMON STOCKS (Cost $1,673,706)		2,088,115
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.4%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	199,717	1,569
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Electric Utilities - 0.4%
Exelon Corp. 6.50%	848,500	$ 44,427
TOTAL CONVERTIBLE PREFERRED STOCKS		45,996
Nonconvertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.9%
Ally Financial, Inc. 7.00% (g)	81,450	81,453
Goldman Sachs Group, Inc. Series K, 6.375%	555,736	14,638
		96,091
Services - 0.1%
WP Rocket Holdings, Inc. 15.00% (a)	4,173,457	3,422
TOTAL NONCONVERTIBLE PREFERRED STOCKS		99,513
TOTAL PREFERRED STOCKS (Cost $109,185)		145,509
Bank Loan Obligations - 4.1%
	Principal Amount (000s)
Consumer Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 3.25% 11/19/17 (i)	$ 10,956	10,819
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (i)	9,170	9,032
Diversified Financial Services - 0.3%
TransUnion LLC Tranche B, term loan 4% 4/9/21 (i)	26,778	26,543
Diversified Media - 0.0%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (i)	5,460	4,887
Energy - 0.4%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (i)	6,362	6,235
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (i)	3,693	3,435
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (i)	37,825	22,695
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (i)	2,345	1,477
Sheridan Investment Partners I term loan 4.25% 12/16/20 (i)	3,362	2,707
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (i)	$ 468	$ 377
Tranche M, term loan 4.25% 12/16/20 (i)	174	140
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (i)	4,660	4,672
		41,738
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (i)	3,467	3,459
Tranche B 2LN, term loan 8.25% 11/30/20 (i)	7,370	7,361
		10,820
Gaming - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (i)	25,989	23,975
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (i)	3,075	3,071
		27,046
Healthcare - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (i)	9,023	8,911
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	710	698
Hotels - 0.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)	19,441	19,246
Restaurants - 0.1%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (i)	6,040	5,995
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (i)	1,072	1,069
Tranche B 2LN, term loan 9.25% 7/15/21 (i)	4,465	4,476
		11,540
Services - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (i)	3,584	3,548
Steel - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (i)	5,222	5,091
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Technology - 0.2%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (i)	$ 5,408	$ 5,252
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (i)	14,165	14,448
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (i)	1,115	1,093
Tranche B 1LN, term loan 5.5% 11/12/21 (i)	1,005	1,002
		21,795
Telecommunications - 0.2%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (i)	13,839	13,769
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (i)	775	763
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (i)	8,170	8,078
		22,610
Utilities - 2.0%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (i)	213,061	213,323
TOTAL BANK LOAN OBLIGATIONS (Cost $454,408)		437,647
Preferred Securities - 5.1%

Banks & Thrifts - 3.7%
Bank of America Corp.:
5.125% (h)(i)	28,140	27,672
5.2% (h)(i)	55,385	53,383
6.25% (h)(i)	18,795	19,703
8% (h)(i)	7,796	8,349
8.125% (h)(i)	6,360	6,944
Barclays Bank PLC 7.625% 11/21/22	44,515	50,337
Goldman Sachs Group, Inc. 5.7% (h)(i)	32,321	33,541
JPMorgan Chase & Co.:
5% (h)(i)	33,640	33,448
6% (h)(i)	50,895	52,915
6.125% (h)(i)	15,170	15,709
6.75% (h)(i)	8,330	9,192
Wells Fargo & Co.:
5.875% (h)(i)	22,060	23,085
Preferred Securities - continued
	Principal Amount (000s)	Value (000s)
Banks & Thrifts - continued
Wells Fargo & Co.: - continued
5.9% (h)(i)	$ 51,910	$ 53,806
7.98% (h)(i)	5,738	6,473
		394,557
Diversified Financial Services - 1.2%
American Express Co. 5.2% (h)(i)	19,225	19,726
Citigroup, Inc.:
5.8% (h)(i)	21,925	22,305
5.9% (h)(i)	27,015	27,718
5.95% (h)(i)	51,015	50,968
6.3% (h)(i)	5,610	5,719
		126,436
Entertainment/Film - 0.2%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	14,560	15,565
TOTAL PREFERRED SECURITIES (Cost $527,876)		536,558
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	0
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.13% (b)	526,229,145	526,229
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	10,223,325	10,223
TOTAL MONEY MARKET FUNDS (Cost $536,452)		536,452
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $9,839,688)		10,477,501
NET OTHER ASSETS (LIABILITIES) - 0.6%		67,223
NET ASSETS - 100%		$ 10,544,724
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,743,885,000 or 26.0% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(k) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,622,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 246
Station Holdco LLC	6/17/11 - 3/15/12	$ 22,900
Station Holdco LLC	4/1/13	$ 196
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 15
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 70,509
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned(Amounts inthousands)
Fidelity Cash Central Fund	$ 392
Fidelity Securities Lending Cash Central Fund	72
Total	$ 464
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 676,076	$ 591,453	$ 26,371	$ 58,252
Consumer Staples	65,143	62,234	1,340	1,569
Energy	69,743	69,743	-	-
Financials	134,372	52,919	81,453	-
Health Care	349,619	346,186	-	3,433
Industrials	275,768	242,298	-	33,470
Information Technology	461,164	461,164	-	-
Materials	127,190	125,665	-	1,525
Telecommunication Services	29,534	29,534	-	-
Utilities	45,015	45,015	-	-
Corporate Bonds	6,733,220	-	6,733,069	151
Bank Loan Obligations	437,647	-	436,949	698
Preferred Securities	536,558	-	536,558	-
Other	-	-	-	-
Money Market Funds	536,452	536,452	-	-
Total Investments in Securities:	$ 10,477,501	$ 2,562,663	$ 7,815,740	$ 99,098
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Corporate Bonds
Beginning Balance	$ 603
Net Realized Gain (Loss) on Investment Securities	(17,917)
Net Unrealized Gain (Loss) on Investment Securities	10,992
Cost of Purchases	-
Proceeds of Sales	(122,760)
Amortization/Accretion	(744)
Transfers into Level 3	129,977
Transfers out of Level 3	-
Ending Balance	$ 151
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ (5,844)
Other Investments in Securities
Beginning Balance	$ 131,540
Net Realized Gain (Loss) on Investment Securities	20
Net Unrealized Gain (Loss) on Investment Securities	(11,451)
Cost of Purchases	3,267
Proceeds of Sales	(816)
Amortization/Accretion	17
Transfers into Level 3	-
Transfers out of Level 3	(23,630)
Ending Balance	$ 98,947
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ (11,451)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $9,827,979,000. Net unrealized appreciation aggregated $649,522,000, of which $1,100,478,000 related to appreciated investment securities and $450,956,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund

January 31, 2015

1.813069.110

SPH-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 80.4%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (d)	$ 1,126	$ 711
Metals/Mining - 0.2%
Peabody Energy Corp. 4.75% 12/15/41	25,752	12,232
TOTAL CONVERTIBLE BONDS		12,943
Nonconvertible Bonds - 80.2%
Aerospace - 0.6%
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (f)	3,650	3,787
7.125% 3/15/21	3,175	3,413
KLX, Inc. 5.875% 12/1/22 (f)	6,215	6,137
TransDigm, Inc.:
6% 7/15/22	6,310	6,294
6.5% 7/15/24	6,205	6,283
Triumph Group, Inc.:
4.875% 4/1/21	3,125	3,039
5.25% 6/1/22	2,680	2,640
		31,593
Air Transportation - 0.1%
Air Canada 7.75% 4/15/21 (f)	1,680	1,749
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	2,982	3,064
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,353
		6,166
Automotive & Auto Parts - 0.6%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	4,505	4,803
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)	3,577	429
Chassix, Inc. 9.25% 8/1/18 (f)	2,435	1,680
Dana Holding Corp.:
5.5% 12/15/24	205	208
6.75% 2/15/21	2,802	2,977
Gates Global LLC / Gates Global Co. 6% 7/15/22 (f)	3,355	3,145
Schaeffler Finance BV 4.75% 5/15/21 (f)	11,095	11,178
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (f)(h)	3,330	3,555
6.875% 8/15/18 pay-in-kind (f)(h)	5,985	6,254
		34,229
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Banks & Thrifts - 1.1%
Ally Financial, Inc.:
7.5% 9/15/20	$ 10,087	$ 11,978
8% 3/15/20	5,949	7,094
General Motors Acceptance Corp. 8% 11/1/31	9,791	12,802
Ocwen Financial Corp. 6.625% 5/15/19 (f)	7,035	5,452
Royal Bank of Scotland Group PLC 5.125% 5/28/24	19,445	20,579
		57,905
Broadcasting - 0.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	7,535	7,158
10% 1/15/18	18,380	15,991
11.25% 3/1/21	4,185	4,269
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,680	2,727
		30,145
Building Materials - 3.1%
Building Materials Corp. of America 6.75% 5/1/21 (f)	3,080	3,296
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	13,980	15,238
CEMEX Finance LLC:
6% 4/1/24 (f)	9,285	8,742
9.375% 10/12/22 (f)	17,455	19,217
CEMEX S.A.B. de CV:
5.2566% 9/30/15 (f)(h)	2,670	2,685
5.875% 3/25/19 (f)	4,030	4,058
7.25% 1/15/21 (f)	19,665	20,304
CPG Merger Sub LLC 8% 10/1/21 (f)	8,585	8,757
HD Supply, Inc.:
7.5% 7/15/20	14,490	15,178
11.5% 7/15/20	12,430	14,170
Headwaters, Inc. 7.625% 4/1/19	14,469	15,048
Masonite International Corp. 8.25% 4/15/21 (f)	4,600	4,888
Ply Gem Industries, Inc. 6.5% 2/1/22	5,865	5,667
U.S. Concrete, Inc. 8.5% 12/1/18	1,873	1,981
USG Corp.:
5.875% 11/1/21 (f)	3,875	4,020
7.875% 3/30/20 (f)	7,965	8,582
8.375% 10/15/18 (f)	9,560	9,990
		161,821
Cable/Satellite TV - 4.3%
Altice SA 7.75% 5/15/22 (f)	51,895	53,711
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable/Satellite TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	$ 3,400	$ 3,332
5.25% 3/15/21	3,970	4,000
5.75% 9/1/23	6,260	6,338
6.5% 4/30/21	15,660	16,482
6.625% 1/31/22	11,585	12,251
CCOH Safari LLC 5.5% 12/1/22	7,610	7,715
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	10,990	11,430
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)	3,760	3,675
DISH DBS Corp.:
5% 3/15/23	6,810	6,691
5.875% 7/15/22	4,085	4,126
6.75% 6/1/21	8,003	8,693
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	4,325	4,649
Lynx I Corp. 5.375% 4/15/21 (f)	4,090	4,243
Numericable Group SA:
4.875% 5/15/19 (f)	19,030	19,030
6% 5/15/22 (f)	18,095	18,509
6.25% 5/15/24 (f)	6,295	6,515
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	1,010	1,072
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	6,215	6,759
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	3,390	3,653
Virgin Media Finance PLC 4.875% 2/15/22	5,635	5,300
VTR Finance BV 6.875% 1/15/24 (f)	6,835	6,852
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	10,392	11,042
		226,068
Capital Goods - 1.0%
AECOM Technology Corp.:
5.75% 10/15/22 (f)	3,225	3,374
5.875% 10/15/24 (f)	2,765	2,886
Amsted Industries, Inc. 5% 3/15/22 (f)	3,440	3,397
Belden, Inc. 5.25% 7/15/24 (f)	1,645	1,587
General Cable Corp. 5.75% 10/1/22	19,670	15,933
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	$ 16,210	$ 14,751
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	8,660	8,985
		50,913
Chemicals - 3.5%
Chemtura Corp. 5.75% 7/15/21	3,105	3,027
Hexion U.S. Finance Corp. 6.625% 4/15/20	18,900	17,754
Huntsman International LLC 4.875% 11/15/20	4,205	4,221
LSB Industries, Inc. 7.75% 8/1/19	2,250	2,318
Momentive Performance Materials, Inc. 3.88% 10/24/21	15,830	13,653
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)	15,830	0
PSPC Escrow Corp. 6.5% 2/1/22 (f)	6,090	6,212
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	21,715	19,001
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	54,435	54,945
Tronox Finance LLC 6.375% 8/15/20	57,625	57,049
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (f)	4,485	4,664
5.625% 10/1/24 (f)	1,800	1,931
		184,775
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	6,940	6,246
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	1,910	2,025
6.625% 11/15/22	2,255	2,407
		10,678
Containers - 4.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(h)	20,304	20,009
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)	13,939	14,775
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)	7,410	6,965
6.25% 1/31/19 (f)	9,025	8,799
6.75% 1/31/21 (f)	31,530	30,899
7% 11/15/20 (f)	2,189	2,154
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.: - continued
9.125% 10/15/20 (f)	$ 27,142	$ 28,771
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	20,485	17,617
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	5,190	5,190
Graphic Packaging International, Inc. 4.75% 4/15/21	2,000	2,060
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (f)	6,190	6,430
5.375% 1/15/25 (f)	6,190	6,469
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	13,965	14,279
6.875% 2/15/21	15,710	16,535
8.25% 2/15/21	18,181	18,476
9% 4/15/19	5,929	6,122
9.875% 8/15/19	17,035	18,100
Sealed Air Corp.:
5.25% 4/1/23 (f)	6,590	6,821
6.5% 12/1/20 (f)	7,805	8,605
8.375% 9/15/21 (f)	10,680	11,988
		251,064
Diversified Financial Services - 4.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (f)	9,630	9,702
4.5% 5/15/21 (f)	12,675	13,087
Aircastle Ltd.:
4.625% 12/15/18	7,440	7,607
5.125% 3/15/21	12,830	12,990
6.25% 12/1/19	7,745	8,365
7.625% 4/15/20	4,630	5,209
CIT Group, Inc.:
3.875% 2/19/19	11,695	11,666
5% 8/15/22	5,515	5,798
5.375% 5/15/20	11,850	12,650
5.5% 2/15/19 (f)	6,890	7,310
FLY Leasing Ltd. 6.75% 12/15/20	3,510	3,536
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	$ 18,370	$ 18,691
6% 8/1/20	11,915	12,464
International Lease Finance Corp.:
4.625% 4/15/21	6,665	6,865
5.875% 8/15/22	4,115	4,547
6.25% 5/15/19	8,165	9,002
8.25% 12/15/20	3,000	3,683
8.625% 1/15/22	7,715	9,759
8.75% 3/15/17	5,356	5,959
8.875% 9/1/17	6,760	7,673
MSCI, Inc. 5.25% 11/15/24 (f)	3,720	3,878
SLM Corp.:
4.875% 6/17/19	17,170	17,299
5.5% 1/25/23	3,425	3,288
6.125% 3/25/24	3,450	3,364
7.25% 1/25/22	4,400	4,785
8% 3/25/20	15,072	16,730
8.45% 6/15/18	6,045	6,835
		232,742
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	7,860	8,017
7.625% 3/15/20	9,195	9,563
Series B, 6.5% 11/15/22	14,095	14,535
7.625% 3/15/20	3,275	3,455
MDC Partners, Inc. 6.75% 4/1/20 (f)	4,125	4,305
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	4,470	4,481
5% 4/15/22 (f)	16,585	16,626
		60,982
Energy - 7.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	4,860	4,982
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,365	3,500
7% 5/20/22	5,205	5,452
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	$ 3,335	$ 3,435
6.5% 5/20/21	2,350	2,421
Antero Resources Corp. 5.125% 12/1/22 (f)	1,440	1,379
Antero Resources Finance Corp. 5.375% 11/1/21	8,210	8,005
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	11,760	11,789
5.875% 8/1/23	2,615	2,641
6.625% 10/1/20	5,190	5,229
Baytex Energy Corp.:
5.125% 6/1/21 (f)	3,125	2,711
5.625% 6/1/24 (f)	3,950	3,387
California Resources Corp.:
5% 1/15/20 (f)	6,780	5,848
6% 11/15/24 (f)	7,225	5,879
Chesapeake Energy Corp.:
4.875% 4/15/22	13,800	13,610
5.375% 6/15/21	11,565	11,652
5.75% 3/15/23	3,500	3,623
6.125% 2/15/21	5,260	5,549
6.875% 11/15/20	4,305	4,660
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	6,060	6,457
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	1,715	1,243
Clayton Williams Energy, Inc. 7.75% 4/1/19	5,050	4,343
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (f)	4,755	3,947
Consolidated Energy Finance SA 6.75% 10/15/19 (f)	14,835	14,242
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	11,370	11,086
6.125% 3/1/22	4,745	4,615
7.75% 4/1/19	5,035	5,136
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	11,303	10,738
Edgen Murray Corp. 8.75% 11/1/20 (f)	1,352	1,470
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)	5,925	5,244
Energy XXI Gulf Coast, Inc. 6.875% 3/15/24 (f)	4,215	1,855
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	$ 2,525	$ 2,396
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	6,885	6,971
9.375% 5/1/20	9,835	9,909
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	8,828	8,651
6.75% 1/15/22	5,355	5,221
Gulfmark Offshore, Inc. 6.375% 3/15/22	4,260	3,323
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)	8,875	7,988
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19	28,355	21,621
6.5% 5/15/19	11,300	8,786
8.625% 4/15/20	3,870	3,057
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19 (f)	3,695	3,510
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,245	2,279
Offshore Group Investment Ltd. 7.5% 11/1/19	7,725	5,021
Pacific Drilling SA 5.375% 6/1/20 (f)	3,700	2,766
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	10,210	5,794
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23	3,690	3,727
5.5% 4/15/23	3,870	4,044
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22	2,685	2,578
Rosetta Resources, Inc.:
5.625% 5/1/21	5,965	5,622
5.875% 6/1/24	4,950	4,517
RSP Permian, Inc. 6.625% 10/1/22 (f)	2,650	2,633
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	4,320	4,325
5.625% 4/15/23	14,080	14,080
5.75% 5/15/24	10,800	10,854
6.25% 3/15/22	15,930	16,507
Samson Investment Co. 9.75% 2/15/20 (h)	11,035	3,421
SemGroup Corp. 7.5% 6/15/21	6,010	5,980
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,362
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	$ 3,257	$ 3,444
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	2,625	2,704
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	5,295	4,951
5.25% 5/1/23	2,920	2,905
6.375% 8/1/22	2,365	2,454
6.875% 2/1/21	5,584	5,849
TerraForm Power Operating LLC 5.875% 2/1/23 (f)	3,350	3,421
Tesoro Corp. 5.125% 4/1/24	2,440	2,422
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	5,955	6,074
6.125% 10/15/21	6,660	6,760
6.25% 10/15/22 (f)	3,705	3,761
		399,816
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)	7,095	7,343
5.625% 2/15/24 (f)	2,800	2,926
5.875% 3/15/25 (f)	10,155	10,510
Regal Entertainment Group 5.75% 3/15/22	5,695	5,659
		26,438
Environmental - 2.0%
ADS Waste Holdings, Inc. 8.25% 10/1/20	10,505	10,610
Clean Harbors, Inc.:
5.125% 6/1/21	4,035	4,065
5.25% 8/1/20	5,810	5,868
Covanta Holding Corp.:
5.875% 3/1/24	3,685	3,777
6.375% 10/1/22	6,490	6,928
7.25% 12/1/20	4,832	5,134
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	18,820	19,008
Tervita Corp.:
8% 11/15/18 (f)	39,080	34,488
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - continued
Tervita Corp.: - continued
9.75% 11/1/19 (f)	$ 13,885	$ 7,671
10.875% 2/15/18 (f)	11,485	6,893
		104,442
Food & Drug Retail - 1.9%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (f)	4,410	4,300
JBS Investments GmbH:
7.25% 4/3/24 (f)	15,125	15,049
7.75% 10/28/20 (f)	24,505	25,233
Minerva Luxmbourg SA 7.75% 1/31/23 (f)	18,905	18,196
Rite Aid Corp.:
6.75% 6/15/21	26,405	27,593
7.7% 2/15/27	3,030	3,363
Tops Markets LLC 8.875% 12/15/17	5,220	5,324
		99,058
Food/Beverage/Tobacco - 3.7%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	16,555	17,341
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	14,335	14,227
ESAL GmbH 6.25% 2/5/23 (f)	18,010	17,001
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)	12,790	13,302
H.J. Heinz Co.:
4.25% 10/15/20	5,335	5,378
6.375% 7/15/28	1,205	1,286
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	6,895	7,550
JBS Finance II Ltd. 8.25% 1/29/18 (f)	3,185	3,298
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (f)	7,465	7,204
7.25% 6/1/21 (f)	14,720	15,162
7.25% 6/1/21 (f)	5,070	5,222
8.25% 2/1/20 (f)	17,045	17,929
Post Holdings, Inc.:
6% 12/15/22 (f)	9,040	8,633
6.75% 12/1/21 (f)	18,980	18,553
7.375% 2/15/22	40,010	40,710
		192,796
Gaming - 1.9%
Ameristar Casinos, Inc. 7.5% 4/15/21	3,915	4,072
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)	$ 13,365	$ 11,360
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)	11,070	11,015
MCE Finance Ltd. 5% 2/15/21 (f)	3,630	3,412
MGM Mirage, Inc.:
7.75% 3/15/22	2,230	2,470
8.625% 2/1/19	6,965	7,853
Pinnacle Entertainment, Inc. 6.375% 8/1/21	9,870	10,117
Scientific Games Corp.:
6.625% 5/15/21 (f)	17,550	12,110
7% 1/1/22 (f)	4,130	4,176
10% 12/1/22 (f)	4,130	3,789
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)	3,705	3,696
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	16,535	16,866
Wynn Macau Ltd. 5.25% 10/15/21 (f)	8,760	8,525
		99,461
Healthcare - 9.6%
Alere, Inc.:
6.5% 6/15/20	14,820	15,079
7.25% 7/1/18	6,835	7,177
AmSurg Corp. 5.625% 7/15/22 (f)	7,725	7,986
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21	2,170	2,268
Community Health Systems, Inc.:
5.125% 8/1/21	29,510	30,654
6.875% 2/1/22	55,430	58,874
7.125% 7/15/20	8,705	9,271
8% 11/15/19	16,275	17,333
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	2,160	2,198
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	11,815	12,143
Endo Finance Co.:
5.375% 1/15/23 (f)	10,525	10,367
7% 12/15/20 (f)	2,727	2,863
HCA Holdings, Inc.:
5% 3/15/24	8,065	8,630
5.875% 3/15/22	9,465	10,553
5.875% 5/1/23	12,595	13,666
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA Holdings, Inc.: - continued
6.25% 2/15/21	$ 7,735	$ 8,392
6.5% 2/15/20	16,520	18,585
7.5% 11/6/33	2,576	2,705
7.75% 5/15/21	8,000	8,550
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	1,660	1,776
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (f)	740	749
Kindred Escrow Corp. II:
8% 1/15/20 (f)	2,055	2,181
8.75% 1/15/23 (f)	2,055	2,199
LifePoint Hospitals, Inc. 5.5% 12/1/21	3,460	3,637
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.75% 8/1/22 (f)	5,305	5,477
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	5,235	5,523
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	12,670	13,399
6.75% 10/15/22	4,188	4,418
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	10,645	11,204
5.5% 2/1/21	16,370	17,311
Service Corp. International 4.5% 11/15/20	3,835	3,806
Tenet Healthcare Corp.:
4.375% 10/1/21	23,865	23,835
4.5% 4/1/21	780	788
4.75% 6/1/20	5,245	5,376
5% 3/1/19 (f)	9,110	9,133
6% 10/1/20	7,130	7,718
6.75% 2/1/20	7,320	7,723
8.125% 4/1/22	56,400	63,592
Valeant Pharmaceuticals International:
5.5% 3/1/23 (f)	7,010	7,185
5.625% 12/1/21 (f)	3,595	3,712
6.75% 8/15/21 (f)	16,343	17,201
6.875% 12/1/18 (f)	6,264	6,490
7.25% 7/15/22 (f)	6,655	7,104
VPI Escrow Corp. 6.375% 10/15/20 (f)	25,390	26,850
		505,681
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 1.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	$ 5,955	$ 6,044
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	13,555	13,894
KB Home:
7.25% 6/15/18	1,690	1,794
8% 3/15/20	4,030	4,226
Lennar Corp. 4.5% 6/15/19	1,122	1,133
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (f)	4,130	4,068
Standard Pacific Corp. 8.375% 1/15/21	6,321	7,111
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)	10,692	9,944
Toll Brothers Finance Corp. 5.625% 1/15/24	2,390	2,563
WCI Communities, Inc. 6.875% 8/15/21	2,860	2,853
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)	4,055	3,862
5.875% 6/15/24 (f)	2,965	2,854
William Lyon Homes, Inc.:
5.75% 4/15/19	2,530	2,505
8.5% 11/15/20	7,090	7,569
		70,420
Hotels - 0.6%
FelCor Lodging LP:
5.625% 3/1/23	3,380	3,439
6.75% 6/1/19	13,585	14,162
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	11,860	12,512
		30,113
Insurance - 1.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	41,330	41,330
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (f)(h)	15,735	15,420
		56,750
Leisure - 0.6%
24 Hour Holdings III LLC 8% 6/1/22 (f)	12,230	9,967
Cedar Fair LP/Magnum Management Corp.:
5.25% 3/15/21	11,047	11,213
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
Cedar Fair LP/Magnum Management Corp.: - continued
5.375% 6/1/24 (f)	$ 6,830	$ 6,898
NCL Corp. Ltd. 5.25% 11/15/19 (f)	6,190	6,267
		34,345
Metals/Mining - 1.3%
Alpha Natural Resources, Inc.:
6% 6/1/19	1,605	433
6.25% 6/1/21	3,775	925
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	3,945	4,102
CONSOL Energy, Inc. 5.875% 4/15/22	17,575	15,246
Eldorado Gold Corp. 6.125% 12/15/20 (f)	3,800	3,748
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	2,125	2,072
8.25% 11/1/19 (f)	3,930	3,488
Imperial Metals Corp. 7% 3/15/19 (f)	1,275	1,132
Murray Energy Corp. 9.5% 12/5/20 (f)	4,060	3,989
Peabody Energy Corp.:
6% 11/15/18	8,990	7,214
7.875% 11/1/26	5,270	4,032
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)	3,375	3,324
8.25% 1/15/21 (f)	7,505	7,449
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (f)	1,330	1,370
7.375% 2/1/20 (f)	2,995	3,085
Walter Energy, Inc.:
9.5% 10/15/19 (f)	8,100	5,306
12% 4/1/20 pay-in-kind (f)(h)	9,815	2,112
		69,027
Paper - 0.4%
NewPage Corp. 11.375% 12/31/49 (c)	30,721	0
Xerium Technologies, Inc. 8.875% 6/15/18	19,280	20,148
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - 0.1%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(h)	$ 5,380	$ 5,286
R.R. Donnelley & Sons Co. 6% 4/1/24	2,940	2,955
		8,241
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)	5,785	6,219
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	5,630	5,799
		12,018
Services - 3.7%
Anna Merger Sub, Inc. 7.75% 10/1/22 (f)	11,125	11,236
APX Group, Inc.:
6.375% 12/1/19	33,815	32,209
8.75% 12/1/20	16,940	13,806
ARAMARK Corp. 5.75% 3/15/20	4,440	4,618
Audatex North America, Inc.:
6% 6/15/21 (f)	4,455	4,633
6.125% 11/1/23 (f)	1,850	1,929
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (f)	4,750	4,762
5.5% 4/1/23 (f)	6,185	6,309
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)	13,530	12,109
CBRE Group, Inc. 5.25% 3/15/25	6,110	6,477
Corrections Corp. of America 4.125% 4/1/20	8,240	8,240
Hertz Corp.:
5.875% 10/15/20	5,815	5,902
6.25% 10/15/22	7,300	7,464
IHS, Inc. 5% 11/1/22 (f)	4,120	4,153
Laureate Education, Inc. 9.75% 9/1/19 (f)(h)	61,229	62,147
Seventy Seven Energy, Inc. 6.5% 7/15/22	3,510	1,395
The GEO Group, Inc.:
5.125% 4/1/23	2,450	2,438
6.625% 2/15/21	1,988	2,087
TMS International Corp. 7.625% 10/15/21 (f)	1,340	1,333
		193,247
Steel - 1.6%
Commercial Metals Co. 4.875% 5/15/23	10,100	9,545
Essar Steel Algoma, Inc. 9.5% 11/15/19 (f)	3,960	3,881
Evraz, Inc. NA Canada 7.5% 11/15/19 (f)	4,005	3,434
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steel - continued
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	$ 34,740	$ 28,747
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	2,418	2,551
Steel Dynamics, Inc.:
5.125% 10/1/21 (f)	15,335	15,680
5.5% 10/1/24 (f)	19,365	19,752
		83,590
Super Retail - 1.9%
Asbury Automotive Group, Inc. 6% 12/15/24	6,190	6,407
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(h)	15,275	12,907
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	6,325	5,408
7.75% 6/1/20 (f)	10,068	4,027
8.875% 3/15/19	1,119	789
9% 3/15/19 (f)	28,810	26,937
JC Penney Corp., Inc.:
5.65% 6/1/20	1,235	1,019
6.375% 10/15/36	3,180	2,226
7.4% 4/1/37	2,583	1,911
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	34,048	36,346
The Bon-Ton Department Stores, Inc. 8% 6/15/21	2,605	2,123
		100,100
Technology - 2.3%
ADT Corp. 6.25% 10/15/21	6,025	6,385
Avaya, Inc. 10.5% 3/1/21 (f)	14,693	12,030
BMC Software Finance, Inc. 8.125% 7/15/21 (f)	2,725	2,381
BMC Software, Inc. 7.25% 6/1/18	4,655	4,446
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(h)	3,230	2,632
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	10,315	10,392
Compiler Finance Sub, Inc. 7% 5/1/21 (f)	5,545	4,769
Entegris, Inc. 6% 4/1/22 (f)	1,965	1,985
First Data Corp.:
6.75% 11/1/20 (f)	5,266	5,635
8.75% 1/15/22 pay-in-kind (f)(h)	2,582	2,776
10.625% 6/15/21	2,401	2,719
11.75% 8/15/21	2,256	2,607
12.625% 1/15/21	2,217	2,630
Lucent Technologies, Inc. 6.45% 3/15/29	13,875	13,389
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)	$ 2,435	$ 2,435
5.75% 3/15/23 (f)	1,460	1,548
Sanmina Corp. 4.375% 6/1/19 (f)	7,080	6,974
SunGard Data Systems, Inc. 6.625% 11/1/19	1,205	1,211
VeriSign, Inc. 4.625% 5/1/23	4,455	4,427
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	31,610	32,558
		123,929
Telecommunications - 9.2%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)	2,645	2,688
6.75% 11/15/20 (f)	10,890	11,298
Altice Financing SA:
6.5% 1/15/22 (f)	23,800	24,276
7.875% 12/15/19 (f)	4,180	4,422
Altice Finco SA:
8.125% 1/15/24 (f)	19,575	20,309
9.875% 12/15/20 (f)	11,745	12,920
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	8,648
Columbus International, Inc. 7.375% 3/30/21 (f)	32,145	33,069
Crown Castle International Corp. 5.25% 1/15/23	5,580	5,720
Digicel Group Ltd. 6% 4/15/21 (f)	26,645	24,980
Frontier Communications Corp. 8.5% 4/15/20	2,527	2,843
Inmarsat Finance PLC 4.875% 5/15/22 (f)	9,590	9,578
Intelsat Jackson Holdings SA:
5.5% 8/1/23	22,460	22,179
6.625% 12/15/22 (Reg. S)	6,575	6,739
7.5% 4/1/21	11,615	12,312
Intelsat Luxembourg SA 7.75% 6/1/21	21,940	21,748
Level 3 Communications, Inc. 5.75% 12/1/22 (f)	4,130	4,161
Level 3 Financing, Inc.:
6.125% 1/15/21	7,470	7,750
7% 6/1/20	2,515	2,678
MetroPCS Wireless, Inc. 6.625% 11/15/20	8,330	8,661
Millicom International Cellular SA 4.75% 5/22/20 (f)	4,010	3,759
SBA Communications Corp. 5.625% 10/1/19	3,740	3,899
Sprint Capital Corp.:
6.875% 11/15/28	15,280	14,058
6.9% 5/1/19	36,939	37,539
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Communications, Inc. 6% 11/15/22	$ 26,940	$ 25,122
Sprint Corp.:
7.125% 6/15/24	8,515	8,281
7.25% 9/15/21	19,770	19,740
7.875% 9/15/23	19,185	19,449
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,700	3,783
6.125% 1/15/22	4,775	4,912
6.25% 4/1/21	10,715	11,063
6.464% 4/28/19	8,805	9,124
6.542% 4/28/20	8,405	8,707
6.625% 4/1/23	13,345	13,845
6.633% 4/28/21	7,075	7,346
ViaSat, Inc. 6.875% 6/15/20	5,360	5,581
Wind Acquisition Finance SA:
4.75% 7/15/20 (f)	30,265	29,508
7.375% 4/23/21 (f)	9,570	9,283
		481,978
Textiles/Apparel - 0.2%
DPL, Inc. 7.75% 10/15/20 (f)	9,150	7,823
Hanesbrands, Inc. 6.375% 12/15/20	1,843	1,948
		9,771
Transportation Ex Air/Rail - 1.3%
Aguila 3 SA 7.875% 1/31/18 (f)	3,435	3,383
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	13,700	14,043
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	7,645	7,244
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)	15,585	13,871
8.125% 2/15/19	14,571	11,511
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)	3,145	3,003
Teekay Corp. 8.5% 1/15/20	5,438	6,036
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	9,100	9,282
		68,373
Utilities - 1.7%
Calpine Corp. 6% 1/15/22 (f)	5,925	6,355
Dynegy Finance I, Inc./Dynegy Finance II, Inc. 7.375% 11/1/22 (f)	2,045	2,111
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Utilities - continued
GenOn Energy, Inc.:
9.5% 10/15/18	$ 1,310	$ 1,300
9.875% 10/15/20	3,818	3,703
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)	1,250	1,225
InterGen NV 7% 6/30/23 (f)	22,300	20,851
Mirant Americas Generation LLC:
8.5% 10/1/21	4,317	3,842
9.125% 5/1/31	3,664	3,114
NRG Energy, Inc. 7.875% 5/15/21	3,335	3,577
NSG Holdings II, LLC 7.75% 12/15/25 (f)	8,210	8,826
RJS Power Holdings LLC 5.125% 7/15/19 (f)	12,130	11,766
RRI Energy, Inc. 7.875% 6/15/17	4,809	4,713
The AES Corp.:
3.2336% 6/1/19 (h)	4,145	4,083
7.375% 7/1/21	15,290	16,934
		92,400
TOTAL NONCONVERTIBLE BONDS		4,221,223
TOTAL CORPORATE BONDS (Cost $4,311,256)		4,234,166
Common Stocks - 0.3%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc.	58,981	2,585
Building Materials - 0.2%
Nortek, Inc. (a)	121,225	9,253
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	24
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	17,563	1,512
Class B (a)	5,854	504
		2,016
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)(e)	609,310	$ 1,219
TOTAL COMMON STOCKS (Cost $21,119)		15,097
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.8%
Bank of America Corp. Series L, 7.25%	15,158	17,871
Huntington Bancshares, Inc. 8.50%	17,162	23,083
Wells Fargo & Co. 7.50%	1,813	2,254
		43,208
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	10,600	10,752
TOTAL CONVERTIBLE PREFERRED STOCKS		53,960
Nonconvertible Preferred Stocks - 0.6%
Banks & Thrifts - 0.6%
Ally Financial, Inc. 7.00% (f)	32,172	32,173
TOTAL PREFERRED STOCKS (Cost $69,213)		86,133
Bank Loan Obligations - 11.0%
	Principal Amount (000s)
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (h)	$ 5,024	4,949
Tranche D, term loan 3.75% 6/4/21 (h)	7,184	7,112
		12,061
Automotive & Auto Parts - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (h)	3,752	3,733
Chrysler Group LLC term loan 3.25% 12/31/18 (h)	6,850	6,816
		10,549
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (h)	3,866	3,803
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (h)	$ 2,532	$ 2,507
Nortek, Inc. Tranche B, term loan 3.75% 10/30/20 (h)	3,274	3,233
		5,740
Cable/Satellite TV - 0.2%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (h)	6,176	6,114
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (h)	6,140	6,040
		12,154
Capital Goods - 0.4%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (h)	9,651	9,012
Rexnord LLC Tranche B, term loan 4% 8/21/20 (h)	9,086	8,927
SRAM LLC. Tranche B, term loan 4.0241% 4/10/20 (h)	4,525	4,435
		22,374
Chemicals - 0.1%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4% 3/19/20 (h)	6,882	6,805
Consumer Products - 0.2%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (h)	1,244	1,232
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (h)	9,460	9,318
		10,550
Containers - 0.2%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (h)	5,654	5,569
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (h)	4,148	4,055
		9,624
Diversified Financial Services - 0.2%
Blackstone 9.98% 10/1/17	9,766	9,766
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (h)	4,261	4,080
Energy - 0.5%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (h)	10,570	9,981
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (h)	$ 14,345	$ 8,607
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (h)	10,990	6,924
		25,512
Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (h)	4,755	4,696
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (h)	6,255	6,146
		10,842
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (h)	25,275	24,611
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (h)	5,389	5,362
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (h)	7,383	6,903
		36,876
Gaming - 0.6%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (h)	26,757	24,683
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (h)	3,445	3,393
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (h)	1,802	1,764
		29,840
Healthcare - 0.7%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (h)	3,605	3,569
Tranche B 1LN, term loan 4.5% 4/23/21 (h)	2,861	2,825
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (h)	3,553	3,678
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0051% 5/1/18 (h)	8,004	7,994
Tranche B 5LN, term loan 2.9205% 3/31/17 (h)	3,056	3,052
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (h)	$ 13,856	$ 13,510
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (h)	4,131	4,100
		38,728
Homebuilders/Real Estate - 0.3%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	584	574
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (h)	13,241	13,043
		13,617
Hotels - 0.4%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (h)	21,267	21,054
Insurance - 0.3%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (h)	18,015	17,452
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (h)	1,328	1,285
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (h)	3,858	2,855
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (h)	11,268	9,972
		12,827
Services - 1.4%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (h)	10,372	10,190
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (h)	5,034	4,732
Garda World Security Corp.:
term loan 4% 11/8/20 (h)	8,420	8,231
Tranche DD, term loan 4% 11/8/20 (h)	2,154	2,106
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)	54,004	50,629
		75,888
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (h)	$ 4,045	$ 3,964
Tranche B 1LN, term loan 4.5% 4/9/21 (h)	7,244	7,162
		11,126
Super Retail - 1.1%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (h)	6,258	5,898
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (h)	16,722	15,092
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	11,985	11,850
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (h)	22,927	22,211
		55,051
Technology - 1.8%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (h)	1,770	1,768
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (h)	8,786	8,786
Avaya, Inc. Tranche B 3LN, term loan 4.668% 10/26/17 (h)	4,662	4,452
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (h)	30,227	29,547
Entegris, Inc. Tranche B, term loan 3.5% 4/30/21 (h)	3,097	3,039
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (h)	27,534	26,983
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (h)	6,775	6,581
NXP BV Tranche D, term loan 3.25% 1/11/20 (h)	3,358	3,307
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (h)	3,121	3,004
Tranche 2LN, term loan 8% 4/9/22 (h)	2,680	2,526
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9175% 2/28/17 (h)	2,955	2,940
Tranche E, term loan 4% 3/8/20 (h)	1,990	1,980
		94,913
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (h)	$ 3,980	$ 3,911
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (h)	1,650	1,632
		5,543
Utilities - 0.4%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (h)	16,026	15,525
Tranche B 2LN, term loan 3.25% 1/31/22 (h)	2,162	2,105
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (h)	5,181	5,000
		22,630
TOTAL BANK LOAN OBLIGATIONS (Cost $605,324)		580,690
Preferred Securities - 2.6%

Banks & Thrifts - 2.4%
Bank of America Corp. 6.25% (g)(h)	6,240	6,542
Barclays Bank PLC 7.625% 11/21/22	18,275	20,665
Barclays PLC:
6.625% (g)(h)	20,010	19,456
8.25% (g)(h)	12,685	13,361
Credit Agricole SA:
6.625% (f)(g)(h)	8,540	8,443
7.875% (f)(g)(h)	9,400	9,788
Credit Suisse Group 7.5% (f)(g)(h)	8,415	8,928
Credit Suisse Group AG 6.25% (f)(g)(h)	8,990	8,733
JPMorgan Chase & Co.:
6.125% (g)(h)	3,445	3,567
6.75% (g)(h)	8,255	9,109
Lloyds Banking Group PLC 7.5% (g)	12,470	12,844
Societe Generale 6% (f)(g)(h)	4,180	3,847
		125,283
Diversified Financial Services - 0.2%
Citigroup, Inc. 6.3% (g)(h)	10,510	10,715
TOTAL PREFERRED SECURITIES (Cost $133,522)		135,998
Money Market Funds - 2.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b) (Cost $113,385)	113,384,556	$ 113,385
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $5,253,819)		5,165,469
NET OTHER ASSETS (LIABILITIES) - 1.9%		97,925
NET ASSETS - 100%		$ 5,263,394
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,002,555,000 or 38.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 198
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 1,523	$ -	$ -	$ -	$ 1,219
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 10,752	$ -	$ 10,752	$ -
Financials	77,966	45,793	32,173	-
Industrials	11,269	9,253	-	2,016
Materials	24	24	-	-
Telecommunication Services	1,219	1,219	-	-
Corporate Bonds	4,234,166	-	4,234,166	-
Bank Loan Obligations	580,690	-	572,869	7,821
Preferred Securities	135,998	-	135,998	-
Money Market Funds	113,385	113,385	-	-
Total Investments in Securities:	$ 5,165,469	$ 169,674	$ 4,985,958	$ 9,837
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $5,246,089,000. Net unrealized depreciation aggregated $80,620,000, of which $139,272,000 related to appreciated investment securities and $219,892,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series High Income Fund

January 31, 2015

1.924276.103

FSH-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 80.8%
	Principal Amount	Value
Convertible Bonds - 0.3%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (e)	$ 1,814,000	$ 1,146,221
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/41	41,678,000	19,797,050
TOTAL CONVERTIBLE BONDS		20,943,271
Nonconvertible Bonds - 80.5%
Aerospace - 0.7%
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (h)	4,550,000	4,720,625
7.125% 3/15/21	5,453,000	5,861,975
KLX, Inc. 5.875% 12/1/22 (h)	7,740,000	7,643,250
TransDigm, Inc.:
6% 7/15/22	8,635,000	8,613,413
6.5% 7/15/24	8,470,000	8,575,875
Triumph Group, Inc.:
4.875% 4/1/21	7,275,000	7,074,938
5.25% 6/1/22	4,520,000	4,452,200
		46,942,276
Air Transportation - 0.1%
Air Canada 7.75% 4/15/21 (h)	3,310,000	3,446,538
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	4,658,915	4,787,035
		8,233,573
Automotive & Auto Parts - 0.7%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	5,625,000	5,997,656
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (h)	6,412,068	769,448
Chassix, Inc. 9.25% 8/1/18 (h)	4,235,000	2,922,150
Dana Holding Corp.:
5.5% 12/15/24	260,000	263,575
6.75% 2/15/21	4,885,000	5,190,313
Gates Global LLC / Gates Global Co. 6% 7/15/22 (h)	3,110,000	2,915,625
Schaeffler Finance BV 4.75% 5/15/21 (h)	17,585,000	17,716,888
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (h)(j)	4,160,000	4,440,800
6.875% 8/15/18 pay-in-kind (h)(j)	8,415,000	8,793,675
		49,010,130
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks & Thrifts - 1.1%
Ally Financial, Inc.:
7.5% 9/15/20	$ 15,667,000	$ 18,604,563
8% 3/15/20	5,333,000	6,359,603
General Motors Acceptance Corp. 8% 11/1/31	10,776,000	14,089,620
Ocwen Financial Corp. 6.625% 5/15/19 (h)	9,487,000	7,352,425
Royal Bank of Scotland Group PLC 5.125% 5/28/24	24,435,000	25,860,074
		72,266,285
Broadcasting - 0.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	13,320,000	12,654,000
10% 1/15/18	28,420,000	24,725,400
11.25% 3/1/21	5,795,000	5,910,900
		43,290,300
Building Materials - 3.0%
Building Materials Corp. of America 6.75% 5/1/21 (h)	7,455,000	7,976,850
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (h)	17,505,000	19,080,450
CEMEX Finance LLC:
6% 4/1/24 (h)	12,160,000	11,448,640
9.375% 10/12/22 (h)	20,160,000	22,195,152
CEMEX S.A.B. de CV:
5.2566% 9/30/15 (h)(j)	1,725,000	1,734,401
5.875% 3/25/19 (h)	6,260,000	6,303,820
7.25% 1/15/21 (h)	29,590,000	30,551,675
CPG Merger Sub LLC 8% 10/1/21 (h)	13,520,000	13,790,400
HD Supply, Inc.:
7.5% 7/15/20	22,040,000	23,086,900
11.5% 7/15/20	11,460,000	13,064,400
Headwaters, Inc. 7.625% 4/1/19	22,331,000	23,224,240
Ply Gem Industries, Inc. 6.5% 2/1/22	6,670,000	6,444,888
U.S. Concrete, Inc. 8.5% 12/1/18	2,740,000	2,897,550
USG Corp.:
5.875% 11/1/21 (h)	6,985,000	7,246,938
7.875% 3/30/20 (h)	9,590,000	10,333,225
		199,379,529
Cable/Satellite TV - 4.0%
Altice SA 7.75% 5/15/22 (h)	47,195,000	48,846,825
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	4,665,000	4,571,700
5.25% 3/15/21	7,595,000	7,651,963
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable/Satellite TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
5.75% 9/1/23	$ 8,240,000	$ 8,343,000
6.5% 4/30/21	15,860,000	16,692,650
6.625% 1/31/22	16,840,000	17,808,300
CCOH Safari LLC 5.5% 12/1/22	8,165,000	8,277,269
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)	14,525,000	15,106,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)	6,375,000	6,231,563
DISH DBS Corp.:
5% 3/15/23	8,965,000	8,808,113
5.875% 7/15/22	5,260,000	5,312,600
6.75% 6/1/21	9,315,000	10,118,419
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (h)	5,435,000	5,842,625
Numericable Group SA:
4.875% 5/15/19 (h)	22,005,000	22,005,000
6% 5/15/22 (h)	27,675,000	28,308,758
6.25% 5/15/24 (h)	9,760,000	10,101,600
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)	3,495,000	3,709,069
UPCB Finance V Ltd. 7.25% 11/15/21 (h)	11,355,000	12,348,563
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	5,860,000	6,314,150
Virgin Media Finance PLC 4.875% 2/15/22	8,120,000	7,636,860
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)	13,295,000	14,125,938
		268,160,965
Capital Goods - 1.1%
AECOM Technology Corp.:
5.75% 10/15/22 (h)	4,425,000	4,629,656
5.875% 10/15/24 (h)	3,795,000	3,961,031
Amsted Industries, Inc. 5% 3/15/22 (h)	4,000,000	3,950,000
General Cable Corp. 5.75% 10/1/22	30,260,000	24,510,600
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (h)	30,315,000	27,586,650
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (h)	12,565,000	13,036,188
		77,674,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - 3.7%
Hexion U.S. Finance Corp. 6.625% 4/15/20	$ 26,670,000	$ 25,053,131
Momentive Performance Materials, Inc. 3.88% 10/24/21	29,786,000	25,690,425
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)	29,786,000	3
PSPC Escrow Corp. 6.5% 2/1/22 (h)	7,805,000	7,961,100
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (h)	35,625,000	31,171,875
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	71,984,000	72,658,850
Tronox Finance LLC 6.375% 8/15/20	80,445,000	79,640,550
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (h)	6,165,000	6,411,600
5.625% 10/1/24 (h)	2,475,000	2,654,438
		251,241,972
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	11,048,000	9,943,200
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	2,750,000	2,915,000
6.625% 11/15/22	3,250,000	3,469,375
		16,327,575
Containers - 5.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (h)(j)	15,333,350	15,110,537
Ardagh Packaging Finance PLC 9.125% 10/15/20 (h)	5,732,000	6,075,920
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (h)	4,535,000	4,262,900
6.25% 1/31/19 (h)	15,530,000	15,141,750
6.75% 1/31/21 (h)	47,600,000	46,648,000
7% 11/15/20 (h)	4,215,882	4,147,374
9.125% 10/15/20 (h)	44,629,000	47,306,740
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	34,348,000	29,539,280
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	8,795,000	8,795,000
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (h)	7,710,000	8,008,763
5.375% 1/15/25 (h)	7,710,000	8,056,950
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	$ 16,625,000	$ 16,999,063
6.875% 2/15/21	27,266,000	28,697,465
8.25% 2/15/21	27,104,000	27,544,440
9% 4/15/19	6,056,000	6,252,820
9.875% 8/15/19	27,310,000	29,016,875
Sealed Air Corp.:
5.25% 4/1/23 (h)	5,920,000	6,127,200
6.5% 12/1/20 (h)	11,685,000	12,882,713
8.375% 9/15/21 (h)	13,235,000	14,856,288
		335,470,078
Diversified Financial Services - 4.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (h)	16,275,000	16,397,063
4.5% 5/15/21 (h)	16,415,000	16,948,488
Aircastle Ltd.:
4.625% 12/15/18	11,175,000	11,426,438
5.125% 3/15/21	20,325,000	20,579,063
6.25% 12/1/19	11,280,000	12,182,400
7.625% 4/15/20	4,275,000	4,809,375
CIT Group, Inc.:
3.875% 2/19/19	19,895,000	19,845,263
5% 8/15/22	9,475,000	9,960,594
5.375% 5/15/20	11,560,000	12,340,300
5.5% 2/15/19 (h)	9,890,000	10,492,301
FLY Leasing Ltd. 6.75% 12/15/20	5,930,000	5,974,475
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	17,970,000	18,284,475
6% 8/1/20	21,135,000	22,109,324
International Lease Finance Corp.:
4.625% 4/15/21	13,525,000	13,930,750
5.875% 8/15/22	2,230,000	2,464,150
6.25% 5/15/19	14,055,000	15,495,638
8.625% 1/15/22	4,920,000	6,223,800
8.75% 3/15/17	8,556,000	9,519,833
8.875% 9/1/17	6,185,000	7,019,975
MSCI, Inc. 5.25% 11/15/24 (h)	4,640,000	4,837,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.:
4.875% 6/17/19	$ 25,835,000	$ 26,028,763
5.5% 1/25/23	4,470,000	4,291,200
6.125% 3/25/24	1,990,000	1,940,250
7.25% 1/25/22	7,690,000	8,362,875
8% 3/25/20	19,883,000	22,070,130
8.45% 6/15/18	2,720,000	3,075,259
		306,609,382
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	8,940,000	9,118,800
7.625% 3/15/20	15,300,000	15,912,000
Series B, 6.5% 11/15/22	13,315,000	13,731,094
7.625% 3/15/20	6,070,000	6,403,850
MDC Partners, Inc. 6.75% 4/1/20 (h)	6,855,000	7,154,906
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	8,755,000	8,776,888
5% 4/15/22 (h)	20,080,000	20,130,200
		81,227,738
Energy - 7.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	2,485,000	2,547,125
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,940,000	4,097,600
7% 5/20/22	6,725,000	7,044,438
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	6,135,000	6,319,050
6.5% 5/20/21	2,007,000	2,067,210
Antero Resources Corp. 5.125% 12/1/22 (h)	1,810,000	1,733,075
Antero Resources Finance Corp. 5.375% 11/1/21	11,590,000	11,300,250
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	18,480,000	18,526,200
5.875% 8/1/23	4,410,000	4,454,100
6.625% 10/1/20	8,250,000	8,311,875
Baytex Energy Corp.:
5.125% 6/1/21 (h)	5,270,000	4,571,725
5.625% 6/1/24 (h)	6,300,000	5,402,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
California Resources Corp.:
5% 1/15/20 (h)	$ 9,320,000	$ 8,038,500
6% 11/15/24 (h)	9,075,000	7,384,781
Chesapeake Energy Corp.:
4.875% 4/15/22	13,825,000	13,634,906
5.375% 6/15/21	17,855,000	17,988,913
6.125% 2/15/21	6,930,000	7,311,150
6.875% 11/15/20	8,215,000	8,892,738
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	10,715,000	11,416,833
Clayton Williams Energy, Inc. 7.75% 4/1/19	3,135,000	2,696,100
Consolidated Energy Finance SA 6.75% 10/15/19 (h)	2,580,000	2,476,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	14,855,000	14,483,625
6.125% 3/1/22	8,580,000	8,344,050
7.75% 4/1/19	5,100,000	5,202,000
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	15,985,000	15,185,750
Edgen Murray Corp. 8.75% 11/1/20 (h)	2,457,000	2,671,988
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)	8,685,000	7,686,225
Energy XXI Gulf Coast, Inc. 6.875% 3/15/24 (h)	5,115,000	2,250,600
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	3,865,000	3,666,919
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	5,765,000	5,808,238
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	13,995,000	13,715,100
6.75% 1/15/22	3,955,000	3,856,125
Gulfmark Offshore, Inc. 6.375% 3/15/22	6,345,000	4,949,100
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (h)	11,150,000	10,035,000
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19	35,585,000	27,133,563
6.5% 5/15/19	17,250,000	13,411,875
8.625% 4/15/20	5,838,000	4,612,020
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19 (h)	3,670,000	3,486,500
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,355,000	3,405,325
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Offshore Group Investment Ltd. 7.5% 11/1/19	$ 12,670,000	$ 8,235,500
PetroBakken Energy Ltd. 8.625% 2/1/20 (h)	15,695,000	8,906,913
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23	5,770,000	6,029,650
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22	4,540,000	4,358,400
Rosetta Resources, Inc.:
5.625% 5/1/21	9,325,000	8,788,813
5.875% 6/1/24	5,165,000	4,713,063
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	11,440,000	11,454,300
5.625% 4/15/23	18,730,000	18,730,000
5.75% 5/15/24	14,880,000	14,954,400
6.25% 3/15/22	21,495,000	22,274,194
Samson Investment Co. 9.75% 2/15/20 (j)	12,090,000	3,747,900
SemGroup Corp. 7.5% 6/15/21	9,685,000	9,636,575
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (h)	4,445,000	4,578,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	6,190,000	5,787,650
5.25% 5/1/23	5,510,000	5,482,450
6.375% 8/1/22	5,058,000	5,247,675
TerraForm Power Operating LLC 5.875% 2/1/23 (h)	4,295,000	4,386,269
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	10,423,000	10,631,460
6.125% 10/15/21	9,620,000	9,764,300
6.25% 10/15/22 (h)	4,640,000	4,709,600
		478,537,084
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (h)	7,935,000	8,212,725
5.625% 2/15/24 (h)	4,285,000	4,477,825
5.875% 3/15/25 (h)	11,950,000	12,368,250
Regal Entertainment Group 5.75% 3/15/22	5,355,000	5,321,531
		30,380,331
Environmental - 2.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20	15,505,000	15,660,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - continued
Clean Harbors, Inc.:
5.125% 6/1/21	$ 4,870,000	$ 4,906,525
5.25% 8/1/20	9,130,000	9,221,300
Covanta Holding Corp.:
5.875% 3/1/24	6,425,000	6,585,625
6.375% 10/1/22	10,324,000	11,020,870
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)	34,015,000	34,355,150
Tervita Corp.:
8% 11/15/18 (h)	55,785,000	49,230,263
9.75% 11/1/19 (h)	21,995,000	12,152,238
10.875% 2/15/18 (h)	19,955,000	11,976,991
		155,109,012
Food & Drug Retail - 1.8%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (h)	5,560,000	5,421,000
JBS Investments GmbH:
7.25% 4/3/24 (h)	14,635,000	14,561,825
7.75% 10/28/20 (h)	34,140,000	35,153,958
Minerva Luxmbourg SA 7.75% 1/31/23 (h)	24,490,000	23,571,625
Rite Aid Corp.:
6.75% 6/15/21	34,010,000	35,540,450
7.7% 2/15/27	4,550,000	5,050,500
		119,299,358
Food/Beverage/Tobacco - 3.9%
Bumble Bee Acquisition Corp. 9% 12/15/17 (h)	12,385,000	12,973,288
C&S Group Enterprises LLC 5.375% 7/15/22 (h)	17,665,000	17,532,513
ESAL GmbH 6.25% 2/5/23 (h)	32,845,000	31,005,680
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)	19,100,000	19,864,000
H.J. Heinz Co.:
4.25% 10/15/20	7,590,000	7,651,669
6.375% 7/15/28	1,875,000	2,001,563
H.J. Heinz Finance Co. 7.125% 8/1/39 (h)	10,720,000	11,738,400
JBS Finance II Ltd. 8.25% 1/29/18 (h)	3,915,000	4,053,434
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (h)	10,600,000	10,229,000
7.25% 6/1/21 (h)	26,325,000	27,114,750
7.25% 6/1/21 (h)	5,649,000	5,818,470
8.25% 2/1/20 (h)	20,858,000	21,940,113
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Post Holdings, Inc.:
6% 12/15/22 (h)	$ 7,015,000	$ 6,699,325
6.75% 12/1/21 (h)	22,785,000	22,272,338
7.375% 2/15/22	55,865,000	56,842,638
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (h)	2,520,000	2,753,100
		260,490,281
Gaming - 1.9%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (h)	15,445,000	13,128,250
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)	16,915,000	16,830,425
MCE Finance Ltd. 5% 2/15/21 (h)	5,530,000	5,198,200
MGM Mirage, Inc.:
7.75% 3/15/22	6,795,000	7,525,463
8.625% 2/1/19	8,635,000	9,735,963
Pinnacle Entertainment, Inc. 6.375% 8/1/21	10,060,000	10,311,500
Scientific Games Corp.:
6.625% 5/15/21 (h)	28,155,000	19,426,950
7% 1/1/22 (h)	5,140,000	5,197,825
10% 12/1/22 (h)	5,140,000	4,715,950
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (h)	2,265,000	2,259,338
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	19,295,000	19,680,900
Wynn Macau Ltd. 5.25% 10/15/21 (h)	15,235,000	14,825,559
		128,836,323
Healthcare - 9.6%
Alere, Inc.:
6.5% 6/15/20	24,780,000	25,213,650
7.25% 7/1/18	9,950,000	10,447,500
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21	3,935,000	4,112,075
Community Health Systems, Inc.:
5.125% 8/1/21	47,680,000	49,527,600
6.875% 2/1/22	74,765,000	79,409,776
7.125% 7/15/20	11,965,000	12,742,725
8% 11/15/19	17,823,000	18,981,495
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	3,645,000	3,708,788
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	14,315,000	14,712,957
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Endo Finance Co.:
5.375% 1/15/23 (h)	$ 9,795,000	$ 9,648,075
7% 12/15/20 (h)	4,918,000	5,163,900
HCA Holdings, Inc.:
5% 3/15/24	1,200,000	1,284,000
5.875% 3/15/22	3,715,000	4,142,225
5.875% 5/1/23	7,490,000	8,126,650
6.25% 2/15/21	18,100,000	19,638,500
6.5% 2/15/20	25,070,000	28,203,750
7.5% 11/6/33	2,199,000	2,308,950
7.75% 5/15/21	21,432,000	22,905,450
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (h)	950,000	961,875
Kindred Escrow Corp. II:
8% 1/15/20 (h)	2,590,000	2,748,508
8.75% 1/15/23 (h)	2,590,000	2,771,300
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.75% 8/1/22 (h)	4,825,000	4,981,813
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	3,925,000	4,140,875
Omega Healthcare Investors, Inc. 5.875% 3/15/24	20,480,000	21,657,600
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	16,260,000	17,113,650
5.5% 2/1/21	9,985,000	10,559,138
Service Corp. International 4.5% 11/15/20	3,510,000	3,483,675
Tenet Healthcare Corp.:
4.375% 10/1/21	35,420,000	35,375,725
4.5% 4/1/21	4,000,000	4,040,000
4.75% 6/1/20	7,795,000	7,989,875
5% 3/1/19 (h)	11,665,000	11,694,163
6% 10/1/20	12,650,000	13,693,625
6.75% 2/1/20	10,415,000	10,987,825
8.125% 4/1/22	81,506,000	91,898,015
Valeant Pharmaceuticals International:
5.5% 3/1/23 (h)	9,060,000	9,286,500
5.625% 12/1/21 (h)	6,495,000	6,706,088
6.75% 8/15/21 (h)	22,271,000	23,440,228
6.875% 12/1/18 (h)	8,829,000	9,146,844
7.25% 7/15/22 (h)	7,311,000	7,804,493
VPI Escrow Corp. 6.375% 10/15/20 (h)	27,610,000	29,197,575
		649,957,456
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 1.6%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)	$ 11,360,000	$ 11,530,400
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)	21,020,000	21,545,500
KB Home 8% 3/15/20	10,100,000	10,592,375
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (h)	5,140,000	5,062,900
Standard Pacific Corp. 8.375% 1/15/21	12,434,000	13,988,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (h)	15,900,000	14,787,000
WCI Communities, Inc. 6.875% 8/15/21	4,835,000	4,822,913
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (h)	4,840,000	4,610,100
5.875% 6/15/24 (h)	5,000,000	4,812,500
William Lyon Homes, Inc.:
5.75% 4/15/19	4,390,000	4,346,100
8.5% 11/15/20	11,335,000	12,100,113
		108,198,151
Hotels - 0.6%
FelCor Lodging LP:
5.625% 3/1/23	6,370,000	6,481,475
6.75% 6/1/19	21,420,000	22,330,350
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	14,070,000	14,843,850
		43,655,675
Insurance - 1.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)	60,920,000	60,920,000
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (h)(j)	12,500,000	12,250,000
		73,170,000
Leisure - 0.7%
24 Hour Holdings III LLC 8% 6/1/22 (h)	16,655,000	13,573,825
Cedar Fair LP/Magnum Management Corp.:
5.25% 3/15/21	16,620,000	16,869,300
5.375% 6/1/24 (h)	6,980,000	7,049,800
NCL Corp. Ltd. 5.25% 11/15/19 (h)	7,710,000	7,806,375
		45,299,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - 1.2%
Alpha Natural Resources, Inc.:
6% 6/1/19	$ 2,560,000	$ 691,200
6.25% 6/1/21	3,205,000	785,225
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (h)	4,165,000	4,330,767
CONSOL Energy, Inc. 5.875% 4/15/22	19,595,000	16,998,663
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	3,385,000	3,300,375
8.25% 11/1/19 (h)	3,475,000	3,084,063
Peabody Energy Corp.:
6% 11/15/18	12,705,000	10,195,763
7.875% 11/1/26	8,885,000	6,797,025
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (h)	5,585,000	5,501,225
8.25% 1/15/21 (h)	12,195,000	12,103,538
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (h)	3,860,000	3,975,800
7.375% 2/1/20 (h)	2,000,000	2,060,000
Walter Energy, Inc.:
9.5% 10/15/19 (h)	10,615,000	6,952,825
12% 4/1/20 pay-in-kind (h)(j)	16,610,000	3,573,918
		80,350,387
Paper - 0.5%
NewPage Corp. 11.375% 12/31/49 (d)	56,458,756	6
Xerium Technologies, Inc. 8.875% 6/15/18	31,795,000	33,225,775
		33,225,781
Publishing/Printing - 0.1%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (h)(j)	6,755,000	6,636,788
Restaurants - 0.3%
Landry's Acquisition Co. 9.375% 5/1/20 (h)	10,195,000	10,959,625
Landry's Holdings II, Inc. 10.25% 1/1/18 (h)	8,445,000	8,698,350
		19,657,975
Services - 3.9%
Anna Merger Sub, Inc. 7.75% 10/1/22 (h)	15,270,000	15,422,700
APX Group, Inc.:
6.375% 12/1/19	51,215,000	48,782,288
8.75% 12/1/20	22,055,000	17,974,825
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
ARAMARK Corp. 5.75% 3/15/20	$ 3,775,000	$ 3,926,000
Audatex North America, Inc.:
6% 6/15/21 (h)	3,050,000	3,172,000
6.125% 11/1/23 (h)	3,355,000	3,497,588
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (h)	4,470,000	4,481,175
5.5% 4/1/23 (h)	7,715,000	7,869,300
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (h)	17,720,000	15,859,400
Corrections Corp. of America 4.125% 4/1/20	9,865,000	9,865,000
Hertz Corp.:
5.875% 10/15/20	8,640,000	8,769,600
6.25% 10/15/22	7,555,000	7,724,988
IHS, Inc. 5% 11/1/22 (h)	5,155,000	5,196,884
Laureate Education, Inc. 9.75% 9/1/19 (h)(j)	104,639,000	106,208,545
The GEO Group, Inc.:
5.125% 4/1/23	3,810,000	3,790,950
6.625% 2/15/21	1,697,000	1,781,850
		264,323,093
Steel - 1.1%
Commercial Metals Co. 4.875% 5/15/23	10,095,000	9,539,775
Essar Steel Algoma, Inc. 9.5% 11/15/19 (h)	4,940,000	4,841,200
Evraz, Inc. NA Canada 7.5% 11/15/19 (h)	5,305,000	4,549,038
JMC Steel Group, Inc. 8.25% 3/15/18 (h)	62,277,000	51,534,218
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	3,624,000	3,823,320
		74,287,551
Super Retail - 2.1%
Asbury Automotive Group, Inc. 6% 12/15/24	7,710,000	7,979,850
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (h)(j)	18,440,000	15,581,800
Claire's Stores, Inc.:
6.125% 3/15/20 (h)	10,985,000	9,392,175
7.75% 6/1/20 (h)	21,197,000	8,478,800
9% 3/15/19 (h)	36,990,000	34,585,650
JC Penney Corp., Inc.:
5.65% 6/1/20	1,545,000	1,274,625
6.375% 10/15/36	3,985,000	2,789,500
7.4% 4/1/37	3,235,000	2,393,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Serta Simmons Holdings, LLC 8.125% 10/1/20 (h)	$ 55,250,000	$ 58,979,375
The Bon-Ton Department Stores, Inc. 8% 6/15/21	2,615,000	2,131,225
		143,586,900
Technology - 2.4%
ADT Corp. 6.25% 10/15/21	4,910,000	5,203,078
Avaya, Inc. 10.5% 3/1/21 (h)	19,144,800	15,674,805
BMC Software Finance, Inc. 8.125% 7/15/21 (h)	2,700,000	2,359,125
BMC Software, Inc. 7.25% 6/1/18	8,280,000	7,907,400
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (h)(j)	4,025,000	3,280,375
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	12,845,000	12,941,338
Compiler Finance Sub, Inc. 7% 5/1/21 (h)	14,715,000	12,654,900
Entegris, Inc. 6% 4/1/22 (h)	3,405,000	3,439,050
First Data Corp.:
8.75% 1/15/22 pay-in-kind (h)(j)	2,436,000	2,618,700
10.625% 6/15/21	4,402,000	4,985,265
11.75% 8/15/21	3,946,000	4,560,195
12.625% 1/15/21	3,858,000	4,576,745
Lucent Technologies, Inc. 6.45% 3/15/29	20,432,000	19,716,880
NXP BV/NXP Funding LLC 5.75% 3/15/23 (h)	2,855,000	3,026,300
Sanmina Corp. 4.375% 6/1/19 (h)	3,940,000	3,880,900
SunGard Data Systems, Inc. 6.625% 11/1/19	1,650,000	1,658,250
VeriSign, Inc. 4.625% 5/1/23	6,185,000	6,146,344
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	46,021,000	47,401,630
		162,031,280
Telecommunications - 8.8%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (h)	4,750,000	4,827,188
6.75% 11/15/20 (h)	19,475,000	20,205,313
Altice Financing SA:
6.5% 1/15/22 (h)	40,550,000	41,361,000
7.875% 12/15/19 (h)	6,080,000	6,432,640
Altice Finco SA:
8.125% 1/15/24 (h)	25,815,000	26,783,063
9.875% 12/15/20 (h)	17,535,000	19,288,500
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	7,380,923
Columbus International, Inc. 7.375% 3/30/21 (h)	40,935,000	42,111,881
Crown Castle International Corp. 5.25% 1/15/23	8,300,000	8,507,500
Digicel Group Ltd. 6% 4/15/21 (h)	28,135,000	26,376,563
Inmarsat Finance PLC 4.875% 5/15/22 (h)	10,715,000	10,701,606
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings SA:
5.5% 8/1/23	$ 28,225,000	$ 27,872,188
6.625% 12/15/22 (Reg. S)	8,270,000	8,476,750
7.5% 4/1/21	17,520,000	18,571,200
Intelsat Luxembourg SA 7.75% 6/1/21	27,525,000	27,284,156
Level 3 Communications, Inc. 5.75% 12/1/22 (h)	5,140,000	5,178,550
Level 3 Financing, Inc.:
6.125% 1/15/21	9,460,000	9,814,750
7% 6/1/20	5,475,000	5,830,875
MetroPCS Wireless, Inc. 6.625% 11/15/20	12,495,000	12,991,676
Sprint Capital Corp.:
6.875% 11/15/28	24,564,000	22,598,880
6.9% 5/1/19	47,148,000	47,914,155
Sprint Communications, Inc. 6% 11/15/22	22,120,000	20,626,900
Sprint Corp.:
7.125% 6/15/24	7,105,000	6,909,613
7.25% 9/15/21	36,095,000	36,040,858
7.875% 9/15/23	24,720,000	25,059,900
T-Mobile U.S.A., Inc.:
6.125% 1/15/22	8,630,000	8,878,113
6.25% 4/1/21	16,650,000	17,191,125
6.464% 4/28/19	11,765,000	12,191,481
6.542% 4/28/20	10,230,000	10,597,666
6.625% 4/1/23	10,865,000	11,272,438
6.633% 4/28/21	12,825,000	13,315,556
ViaSat, Inc. 6.875% 6/15/20	3,970,000	4,133,763
Wind Acquisition Finance SA:
4.75% 7/15/20 (h)	14,385,000	14,025,375
7.375% 4/23/21 (h)	12,755,000	12,372,350
		593,124,495
Textiles/Apparel - 0.2%
DPL, Inc. 7.75% 10/15/20 (h)	14,210,000	12,149,550
Transportation Ex Air/Rail - 1.4%
Aguila 3 SA 7.875% 1/31/18 (h)	5,960,000	5,870,600
Kenan Advantage Group, Inc. 8.375% 12/15/18 (h)	12,265,000	12,571,625
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)	10,575,000	10,019,813
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)	24,345,000	21,667,050
8.125% 2/15/19	21,421,000	16,922,590
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Transportation Ex Air/Rail - continued
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (h)	$ 5,350,000	$ 5,109,250
Teekay Corp. 8.5% 1/15/20	9,015,000	10,006,650
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	15,050,000	15,351,000
		97,518,578
Utilities - 1.5%
Calpine Corp. 6% 1/15/22 (h)	8,745,000	9,379,013
Dynegy Finance I, Inc./Dynegy Finance II, Inc. 7.375% 11/1/22 (h)	2,600,000	2,684,500
GenOn Energy, Inc.:
9.5% 10/15/18	1,874,000	1,859,945
9.875% 10/15/20	6,102,000	5,918,940
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (h)	1,740,000	1,705,200
InterGen NV 7% 6/30/23 (h)	30,595,000	28,606,325
Mirant Americas Generation LLC:
8.5% 10/1/21	4,612,000	4,104,680
9.125% 5/1/31	4,141,000	3,519,850
NRG Energy, Inc. 7.875% 5/15/21	6,125,000	6,569,063
NSG Holdings II, LLC 7.75% 12/15/25 (h)	9,617,416	10,338,722
RRI Energy, Inc. 7.875% 6/15/17	4,106,000	4,023,880
The AES Corp. 7.375% 7/1/21	21,455,000	23,761,413
		102,471,531
TOTAL NONCONVERTIBLE BONDS		5,438,130,808
TOTAL CORPORATE BONDS (Cost $5,564,624,676)		5,459,074,079
Common Stocks - 0.6%
	Shares
Automotive & Auto Parts - 0.1%
General Motors Co.	16,125	525,998
General Motors Co.:
warrants 7/10/16 (a)	192,657	4,423,405
warrants 7/10/19 (a)	5,208	80,724
Motors Liquidation Co. GUC Trust (a)	49,155	806,142
		5,836,269
Common Stocks - continued
	Shares	Value
Banks & Thrifts - 0.0%
CIT Group, Inc.	49,400	$ 2,164,708
Building Materials - 0.3%
Nortek, Inc. (a)	210,820	16,091,891
Energy - 0.0%
Chesapeake Energy Corp.	98,900	1,896,902
Metals/Mining - 0.0%
Aleris International, Inc. (a)(k)	46,900	503,706
Services - 0.0%
Seventy Seven Energy, Inc. (a)	7,064	27,903
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)(g)	520,065	1,040,130
Transportation Ex Air/Rail - 0.2%
DeepOcean Group Holding BV (a)(h)	419,352	9,534,219
Navios Maritime Holdings, Inc. (f)	771,100	2,799,093
		12,333,312
TOTAL COMMON STOCKS (Cost $43,136,228)		39,894,821
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.7%
Bank of America Corp. Series L, 7.25%	17,300	20,396,700
Huntington Bancshares, Inc. 8.50%	18,781	25,260,445
		45,657,145
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (h)	16,800	17,041,500
TOTAL CONVERTIBLE PREFERRED STOCKS		62,698,645
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.8%
Ally Financial, Inc. 7.00% (h)	52,258	52,259,636
TOTAL PREFERRED STOCKS (Cost $100,980,433)		114,958,281
Bank Loan Obligations - 10.8%
	Principal Amount	Value
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (j)	$ 5,890,929	$ 5,802,565
Tranche D, term loan 3.75% 6/4/21 (j)	10,119,138	10,017,946
		15,820,511
Automotive & Auto Parts - 0.1%
Chrysler Group LLC term loan 3.25% 12/31/18 (j)	7,932,825	7,893,161
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (j)	4,800,934	4,722,919
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (j)	3,349,460	3,315,966
Cable/Satellite TV - 0.2%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (j)	4,761,395	4,713,781
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (j)	7,735,449	7,609,748
		12,323,529
Capital Goods - 0.5%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (j)	15,683,780	14,644,730
Rexnord LLC Tranche B, term loan 4% 8/21/20 (j)	11,389,993	11,190,668
SRAM LLC. Tranche B, term loan 4.0241% 4/10/20 (j)	8,715,839	8,541,522
		34,376,920
Chemicals - 0.1%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4% 3/19/20 (j)	8,732,846	8,634,601
Consumer Products - 0.2%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (j)	2,231,750	2,209,433
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (j)	13,464,158	13,262,196
		15,471,629
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (j)	5,613,358	5,529,158
Diversified Financial Services - 0.2%
Blackstone 9.98% 10/1/17	14,648,413	14,648,413
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (j)	6,631,063	6,349,242
Bank Loan Obligations - continued
	Principal Amount	Value
Energy - 0.5%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (j)	$ 14,515,000	$ 13,705,789
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (j)	21,690,000	13,014,000
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (j)	15,250,000	9,607,500
		36,327,289
Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (j)	7,755,000	7,619,288
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (j)	29,410,752	28,638,720
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (j)	6,225,438	6,194,310
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (j)	12,628,091	11,807,265
		46,640,295
Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (j)	31,729,809	29,270,748
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (j)	5,022,500	4,947,163
		34,217,911
Healthcare - 0.8%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (j)	6,110,000	6,048,900
Tranche B 1LN, term loan 4.5% 4/23/21 (j)	4,850,625	4,789,992
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (j)	5,282,168	5,467,044
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0051% 5/1/18 (j)	12,511,625	12,496,611
Tranche B 5LN, term loan 2.9205% 3/31/17 (j)	3,593,405	3,589,093
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (j)	20,364,640	19,855,524
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (j)	4,413,808	4,380,704
		56,627,868
Bank Loan Obligations - continued
	Principal Amount	Value
Homebuilders/Real Estate - 0.2%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (j)	$ 769,070	$ 755,611
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (j)	15,735,924	15,499,886
		16,255,497
Hotels - 0.4%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (j)	26,763,585	26,495,949
Insurance - 0.4%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (j)	28,169,943	27,289,632
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (j)	2,238,750	2,165,991
Metals/Mining - 0.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (j)	6,023,690	4,457,531
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (j)	7,354,999	6,509,174
		10,966,705
Services - 1.5%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (j)	13,019,088	12,791,254
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (j)	9,099,271	8,553,314
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (j)	81,300,792	76,219,492
		97,564,060
Steel - 0.3%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (j)	7,010,000	6,869,800
Tranche B 1LN, term loan 4.5% 4/9/21 (j)	10,561,913	10,443,091
		17,312,891
Super Retail - 1.0%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (j)	9,277,380	8,743,931
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (j)	16,579,713	14,963,191
Bank Loan Obligations - continued
	Principal Amount	Value
Super Retail - continued
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (j)	$ 16,429,996	$ 16,245,159
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (j)	30,238,907	29,293,941
		69,246,222
Technology - 1.7%
Avaya, Inc. Tranche B 3LN, term loan 4.668% 10/26/17 (j)	6,593,929	6,297,202
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (j)	42,750,880	41,788,985
Entegris, Inc. Tranche B, term loan 3.5% 4/30/21 (j)	5,372,822	5,272,082
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (j)	38,607,049	37,834,908
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (j)	8,905,154	8,649,576
NXP BV Tranche D, term loan 3.25% 1/11/20 (j)	6,058,313	5,967,438
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (j)	5,399,200	5,196,730
Tranche 2LN, term loan 8% 4/9/22 (j)	4,635,000	4,368,488
		115,375,409
Telecommunications - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (j)	6,952,129	6,832,483
Utilities - 0.5%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (j)	22,974,813	22,256,850
Tranche B 2LN, term loan 3.25% 1/31/22 (j)	3,368,800	3,280,369
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (j)	5,136,163	4,956,397
		30,493,616
TOTAL BANK LOAN OBLIGATIONS (Cost $765,332,857)		730,517,155
Preferred Securities - 2.3%

Banks & Thrifts - 2.2%
Bank of America Corp. 6.25% (i)(j)	4,190,000	4,392,524
Barclays Bank PLC 7.625% 11/21/22	22,860,000	25,849,876
Barclays PLC:
6.625% (i)(j)	24,040,000	23,374,725
8.25% (i)(j)	18,107,000	19,072,447
Credit Agricole SA 7.875% (h)(i)(j)	16,565,000	17,248,555
Preferred Securities - continued
	Principal Amount	Value
Banks & Thrifts - continued
Credit Suisse Group 7.5% (h)(i)(j)	$ 13,120,000	$ 13,919,642
Credit Suisse Group AG 6.25% (h)(i)(j)	10,175,000	9,883,757
JPMorgan Chase & Co.:
6.125% (i)(j)	3,995,000	4,136,840
6.75% (i)(j)	3,065,000	3,382,034
Lloyds Banking Group PLC 7.5% (i)	20,515,000	21,130,450
Societe Generale 6% (h)(i)(j)	7,060,000	6,497,874
		148,888,724
Diversified Financial Services - 0.1%
Citigroup, Inc. 6.3% (i)(j)	7,810,000	7,962,385
TOTAL PREFERRED SECURITIES (Cost $154,026,783)		156,851,109
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	115,905,864	115,905,864
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,027,600	1,027,600
TOTAL MONEY MARKET FUNDS (Cost $116,933,464)		116,933,464
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $6,745,034,441)		6,618,228,909
NET OTHER ASSETS (LIABILITIES) - 2.1%		142,739,932
NET ASSETS - 100%		$ 6,760,968,841
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,556,599,410 or 37.8% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $503,706 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 234,232
Fidelity Securities Lending Cash Central Fund	711
Total	$ 234,943
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 1,300,163	$ -	$ -	$ -	$ 1,040,130
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,836,269	$ 5,836,269	$ -	$ -
Energy	18,966,305	1,924,805	17,041,500	-
Financials	100,081,489	47,821,853	52,259,636	-
Industrials	28,425,203	18,890,984	-	9,534,219
Materials	503,706	-	-	503,706
Telecommunication Services	1,040,130	1,040,130	-	-
Corporate Bonds	5,459,074,079	-	5,459,074,070	9
Bank Loan Obligations	730,517,155	-	718,245,600	12,271,555
Preferred Securities	156,851,109	-	156,851,109	-
Money Market Funds	116,933,464	116,933,464	-	-
Total Investments in Securities:	$ 6,618,228,909	$ 192,447,505	$ 6,403,471,915	$ 22,309,489
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $6,734,683,641. Net unrealized depreciation aggregated $116,454,732, of which $182,215,600 related to appreciated investment securities and $298,670,332 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

January 31, 2015

1.813015.110

FFH-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.3%
	Principal Amount	Value
Aerospace - 0.3%
Triumph Group, Inc.:
4.875% 4/1/21	$ 1,330,000	$ 1,293,425
5.25% 6/1/22	315,000	310,275
		1,603,700
Air Transportation - 2.1%
Allegiant Travel Co. 5.5% 7/15/19	2,710,000	2,764,200
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	105,955	117,610
5.5% 4/29/22	1,843,672	1,908,201
6.25% 10/11/21	2,009,691	2,115,200
9.25% 5/10/17	570,764	624,987
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	1,115,000	1,156,813
6.75% 5/23/17	1,115,000	1,156,813
8.021% 8/10/22	1,110,245	1,286,440
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	104,551	113,700
9.75% 1/15/17	916,514	1,017,330
12% 1/15/16 (b)	77,030	83,192
		12,344,486
Automotive & Auto Parts - 0.4%
Dana Holding Corp. 5.5% 12/15/24	735,000	745,106
Schaeffler Finance BV 4.75% 5/15/21 (b)	1,520,000	1,531,400
		2,276,506
Banks & Thrifts - 0.0%
Royal Bank of Scotland Group PLC 6% 12/19/23	185,000	207,614
Building Materials - 0.4%
Building Materials Corp. of America 5.375% 11/15/24 (b)	1,545,000	1,568,175
CEMEX Finance LLC 6% 4/1/24 (b)	1,035,000	974,453
		2,542,628
Cable/Satellite TV - 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75% 1/15/24	505,000	511,944
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	5,370,000	5,410,275
Numericable Group SA:
4.875% 5/15/19 (b)	8,155,000	8,155,000
6% 5/15/22 (b)	2,160,000	2,209,464
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable/Satellite TV - continued
Numericable Group SA: - continued
6.25% 5/15/24 (b)	$ 2,015,000	$ 2,085,525
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)	1,125,000	1,148,963
		19,521,171
Chemicals - 1.9%
LSB Industries, Inc. 7.75% 8/1/19	950,000	978,500
NOVA Chemicals Corp.:
5% 5/1/25 (b)	1,745,000	1,810,438
5.25% 8/1/23 (b)	3,200,000	3,308,000
PSPC Escrow Corp. 6.5% 2/1/22 (b)	930,000	948,600
Tronox Finance LLC 6.375% 8/15/20	4,445,000	4,400,550
		11,446,088
Containers - 2.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2406% 12/15/19 (b)(d)	3,255,000	3,124,800
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	11,860,000	11,860,000
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)	975,000	1,018,875
		16,003,675
Diversified Financial Services - 12.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.5% 5/15/21 (b)	3,095,000	3,195,588
5% 10/1/21 (b)	2,995,000	3,182,188
Aircastle Ltd.:
4.625% 12/15/18	5,925,000	6,058,313
5.125% 3/15/21	1,340,000	1,356,750
5.5% 2/15/22	600,000	618,120
6.25% 12/1/19	6,840,000	7,387,200
FLY Leasing Ltd.:
6.375% 10/15/21	1,305,000	1,278,900
6.75% 12/15/20	5,105,000	5,143,288
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	4,125,000	4,197,188
5.875% 2/1/22	7,630,000	7,801,675
6% 8/1/20	6,030,000	6,307,983
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	2,430,000	2,299,388
International Lease Finance Corp.:
5.875% 8/15/22	1,150,000	1,270,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
6.25% 5/15/19	$ 5,815,000	$ 6,411,038
Navient Corp.:
5% 10/26/20	455,000	454,431
5.875% 10/25/24	1,000,000	945,000
SLM Corp.:
4.875% 6/17/19	4,185,000	4,216,388
5.5% 1/15/19	5,845,000	6,038,762
5.5% 1/25/23	2,370,000	2,275,200
6.125% 3/25/24	1,930,000	1,881,750
8% 3/25/20	895,000	993,450
8.45% 6/15/18	2,220,000	2,509,954
		75,823,304
Diversified Media - 0.5%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	1,715,000	1,719,288
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	1,015,000	1,042,913
		2,762,201
Energy - 8.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	1,355,000	1,388,875
4.875% 3/15/24	1,995,000	2,039,888
Antero Resources Corp. 5.125% 12/1/22 (b)	1,275,000	1,220,813
California Resources Corp.:
5% 1/15/20 (b)	1,830,000	1,578,375
5.5% 9/15/21 (b)	2,170,000	1,822,800
6% 11/15/24 (b)	605,000	492,319
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	2,705,000	2,596,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22	2,035,000	1,979,038
Denbury Resources, Inc.:
5.5% 5/1/22	4,235,000	3,726,800
6.375% 8/15/21	7,330,000	6,816,900
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	4,320,000	4,374,000
Exterran Holdings, Inc. 7.25% 12/1/18	3,900,000	3,802,500
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,475,000	1,397,563
Gibson Energy, Inc. 6.75% 7/15/21 (b)	3,265,000	3,293,569
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	2,495,000	2,245,500
7.625% 4/15/21 (b)	185,000	187,775
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Hornbeck Offshore Services, Inc.:
5% 3/1/21	$ 1,100,000	$ 874,500
5.875% 4/1/20	715,000	609,538
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,730,000	3,785,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18 (b)	1,375,000	1,402,225
6.875% 2/1/21	1,570,000	1,644,575
TerraForm Power Operating LLC 5.875% 2/1/23 (b)	375,000	382,969
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)	375,000	380,156
6.125% 10/15/21	475,000	482,125
6.25% 10/15/22 (b)	400,000	406,000
		48,931,553
Food & Drug Retail - 1.0%
JBS Investments GmbH:
7.25% 4/3/24 (b)	865,000	860,675
7.75% 10/28/20 (b)	3,020,000	3,109,694
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	2,266,000	2,181,025
		6,151,394
Food/Beverage/Tobacco - 3.5%
ESAL GmbH 6.25% 2/5/23 (b)	7,140,000	6,740,160
H.J. Heinz Co. 4.875% 2/15/25 (b)	1,395,000	1,398,488
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)	3,550,000	3,425,750
7.25% 6/1/21 (b)	2,100,000	2,163,000
8.25% 2/1/20 (b)	3,860,000	4,060,257
Vector Group Ltd. 7.75% 2/15/21	2,785,000	2,955,581
		20,743,236
Gaming - 2.5%
MCE Finance Ltd. 5% 2/15/21 (b)	7,845,000	7,374,300
Scientific Games Corp. 7% 1/1/22 (b)	2,390,000	2,416,888
Wynn Macau Ltd. 5.25% 10/15/21 (b)	4,940,000	4,807,238
		14,598,426
Healthcare - 2.9%
Community Health Systems, Inc. 5.125% 8/1/21	4,835,000	5,022,356
HCA Holdings, Inc.:
3.75% 3/15/19	640,000	646,400
5% 3/15/24	3,620,000	3,873,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
HealthSouth Corp. 5.75% 11/1/24	$ 485,000	$ 500,763
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	5,920,000	6,260,400
Tenet Healthcare Corp. 6% 10/1/20	775,000	838,938
		17,142,257
Homebuilders/Real Estate - 3.4%
CBRE Group, Inc. 5% 3/15/23	4,505,000	4,718,988
D.R. Horton, Inc. 4.375% 9/15/22	3,215,000	3,198,925
Howard Hughes Corp. 6.875% 10/1/21 (b)	1,505,000	1,572,725
Lennar Corp. 4.125% 12/1/18	2,460,000	2,447,700
Toll Brothers Finance Corp. 4.375% 4/15/23	4,390,000	4,368,050
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (b)	3,360,000	3,200,400
5.875% 6/15/24 (b)	345,000	332,063
		19,838,851
Leisure - 1.6%
NCL Corp. Ltd.:
5% 2/15/18	2,845,000	2,880,563
5.25% 11/15/19 (b)	1,435,000	1,452,938
Royal Caribbean Cruises Ltd. 7.5% 10/15/27	3,280,000	3,813,000
Speedway Motorsports, Inc. 5.125% 2/1/23 (b)	1,395,000	1,419,413
		9,565,914
Metals/Mining - 5.1%
CONSOL Energy, Inc. 5.875% 4/15/22	2,480,000	2,151,400
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (b)	2,305,000	1,809,425
8.25% 11/1/19 (b)	8,605,000	7,636,938
Lundin Mining Corp.:
7.5% 11/1/20 (b)	1,535,000	1,519,650
7.875% 11/1/22 (b)	1,550,000	1,534,500
New Gold, Inc. 6.25% 11/15/22 (b)	4,130,000	4,078,375
Peabody Energy Corp.:
6% 11/15/18	2,480,000	1,990,200
6.25% 11/15/21	3,945,000	2,958,750
7.375% 11/1/16	1,060,000	1,047,545
7.875% 11/1/26	600,000	459,000
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (b)	1,850,000	1,822,250
8.25% 1/15/21 (b)	2,985,000	2,962,613
		29,970,646
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - 1.2%
Sappi Papier Holding GmbH 6.625% 4/15/21 (b)	$ 7,190,000	$ 7,369,750
Publishing/Printing - 1.1%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	4,025,000	4,125,625
7% 2/15/22	1,180,000	1,268,500
7.875% 3/15/21	1,130,000	1,254,300
		6,648,425
Services - 5.3%
ADT Corp.:
3.5% 7/15/22	655,000	592,775
4.125% 4/15/19	5,350,000	5,343,313
5.25% 3/15/20	960,000	974,400
APX Group, Inc. 6.375% 12/1/19	6,690,000	6,372,225
Audatex North America, Inc. 6% 6/15/21 (b)	2,965,000	3,083,600
Bankrate, Inc. 6.125% 8/15/18 (b)	5,395,000	5,300,588
CBRE Group, Inc. 5.25% 3/15/25	735,000	779,100
FTI Consulting, Inc. 6.75% 10/1/20	7,385,000	7,745,019
IHS, Inc. 5% 11/1/22 (b)	1,450,000	1,461,781
		31,652,801
Steel - 1.2%
Steel Dynamics, Inc.:
5.125% 10/1/21 (b)	1,145,000	1,170,763
5.5% 10/1/24 (b)	575,000	586,500
6.125% 8/15/19	4,845,000	5,135,700
		6,892,963
Technology - 4.3%
ADT Corp.:
4.125% 6/15/23	630,000	590,625
6.25% 10/15/21	5,110,000	5,415,016
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,730,000	3,627,425
Micron Technology, Inc.:
5.25% 8/1/23 (b)	1,365,000	1,365,000
5.875% 2/15/22 (b)	3,675,000	3,858,750
Nuance Communications, Inc. 5.375% 8/15/20 (b)	8,720,000	8,807,200
Viasystems, Inc. 7.875% 5/1/19 (b)	1,960,000	2,070,250
		25,734,266
Telecommunications - 9.9%
Altice Financing SA:
6.5% 1/15/22 (b)	1,575,000	1,606,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Altice Financing SA: - continued
6.625% 2/15/23 (b)	$ 1,160,000	$ 1,160,000
7.875% 12/15/19 (b)	9,840,000	10,410,720
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	4,990,000	4,791,897
MasTec, Inc. 4.875% 3/15/23	2,930,000	2,724,900
Sprint Capital Corp.:
6.875% 11/15/28	1,370,000	1,260,400
8.75% 3/15/32	1,850,000	1,891,625
Sprint Communications, Inc.:
7% 3/1/20 (b)	7,675,000	8,365,750
9% 11/15/18 (b)	8,405,000	9,686,763
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,175,875
6.375% 3/1/25	1,925,000	1,958,688
6.464% 4/28/19	6,045,000	6,264,131
6.5% 1/15/24	1,360,000	1,411,000
6.542% 4/28/20	2,765,000	2,864,374
6.625% 4/1/23	975,000	1,011,563
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	2,000,000	1,950,000
		58,534,186
Transportation Ex Air/Rail - 1.3%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)	8,660,000	7,707,400
Utilities - 6.3%
Atlantic Power Corp. 9% 11/15/18	3,320,000	3,369,800
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,315,000	3,380,262
NRG Energy, Inc. 6.25% 7/15/22	3,285,000	3,375,338
NSG Holdings II, LLC 7.75% 12/15/25 (b)	11,338,205	12,188,550
RJS Power Holdings LLC 5.125% 7/15/19 (b)	6,045,000	5,863,650
The AES Corp.:
4.875% 5/15/23	1,770,000	1,725,750
7.375% 7/1/21	6,940,000	7,686,050
		37,589,400
TOTAL NONCONVERTIBLE BONDS (Cost $495,003,348)		493,602,841
Bank Loan Obligations - 9.1%

Aerospace - 0.2%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (d)	1,525,800	1,510,542
Bank Loan Obligations - continued
	Principal Amount	Value
Air Transportation - 0.7%
American Airlines, Inc. Tranche B, term loan 4.25% 10/10/21 (d)	$ 4,465,000	$ 4,476,163
Cable/Satellite TV - 0.8%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (d)	3,830,678	3,768,430
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (d)	638,023	634,833
Tranche B 2LN, term loan 4.5% 5/8/20 (d)	551,977	549,217
		4,952,480
Containers - 0.3%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (d)	1,700,716	1,675,205
Diversified Financial Services - 0.2%
TransUnion LLC Tranche B, term loan 4% 4/9/21 (d)	1,436,382	1,423,814
Energy - 0.6%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (d)	1,860,000	1,756,305
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	1,995,321	1,586,281
		3,342,586
Gaming - 2.4%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (d)	4,140,000	4,072,725
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	8,318,533	8,266,542
Scientific Games Corp. Tranch B 2LN, term loan 6% 10/1/21 (d)	1,660,000	1,637,258
		13,976,525
Healthcare - 0.3%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (d)	1,556,804	1,529,560
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (d)	154,225	149,213
Metals/Mining - 0.8%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (d)	2,945,785	2,607,019
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (d)	2,908,188	2,442,878
		5,049,897
Bank Loan Obligations - continued
	Principal Amount	Value
Services - 0.6%
Garda World Security Corp.:
term loan 4% 11/8/20 (d)	$ 2,810,531	$ 2,747,294
Tranche DD, term loan 4% 11/8/20 (d)	718,973	702,796
		3,450,090
Technology - 1.4%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.25% 2/28/21 (d)	1,741,090	1,714,973
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	3,268,102	3,268,102
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (d)	3,143,687	3,053,463
		8,036,538
Utilities - 0.8%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (d)	4,097,763	3,969,708
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (d)	612,458	605,599
		4,575,307
TOTAL BANK LOAN OBLIGATIONS (Cost $55,710,989)		54,147,920
Preferred Securities - 4.0%

Banks & Thrifts - 3.7%
Bank of America Corp.:
6.25% (c)(d)	695,000	728,572
6.5% (c)(d)	2,550,000	2,716,318
Barclays Bank PLC 7.625% 11/21/22	10,410,000	11,771,532
Credit Agricole SA 6.625% (b)(c)(d)	2,120,000	2,095,856
Deutsche Bank AG 7.5% (c)(d)	2,400,000	2,374,007
JPMorgan Chase & Co.:
6% (c)(d)	805,000	836,949
6.75% (c)(d)	1,310,000	1,445,502
		21,968,736
Diversified Financial Services - 0.3%
Citigroup, Inc. 6.3% (c)(d)	1,705,000	1,738,267
TOTAL PREFERRED SECURITIES (Cost $22,793,996)		23,707,003
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a) (Cost $16,279,436)	16,279,436	$ 16,279,436
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $589,787,769)		587,737,200
NET OTHER ASSETS (LIABILITIES) - 0.8%		4,483,860
NET ASSETS - 100%		$ 592,221,060
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $229,043,384 or 38.7% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,492
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 493,602,841	$ -	$ 493,602,841	$ -
Bank Loan Obligations	54,147,920	-	54,147,920	-
Preferred Securities	23,707,003	-	23,707,003	-
Money Market Funds	16,279,436	16,279,436	-	-
Total Investments in Securities:	$ 587,737,200	$ 16,279,436	$ 571,457,764	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $589,338,864. Net unrealized depreciation aggregated $1,601,664, of which $12,391,071 related to appreciated investment securities and $13,992,735 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global High Income Fund

January 31, 2015

1.926257.103

GHI-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.0%
		Principal Amount (d)	Value
Aerospace - 0.2%
KLX, Inc. 5.875% 12/1/22 (f)		$ 120,000	$ 118,500
TransDigm, Inc. 6.5% 7/15/24		225,000	227,813
			346,313
Air Transportation - 0.7%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		336,000	353,220
Continental Airlines, Inc. 6.125% 4/29/18		55,000	57,750
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	494,088
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	47,925
			952,983
Automotive & Auto Parts - 1.9%
Chassix, Inc. 9.25% 8/1/18 (f)		90,000	62,100
Dana Holding Corp.:
5.375% 9/15/21		200,000	205,500
6% 9/15/23		200,000	208,000
Fiat Finance & Trade Ltd. SA 7.375% 7/9/18	EUR	300,000	393,918
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	100,000	126,541
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		200,000	192,500
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	100,000	117,520
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (f)(h)		220,000	230,450
6.75% 11/15/22 pay-in-kind (f)(h)		45,000	48,038
6.875% 8/15/18 (Reg. S) (h)	EUR	100,000	118,514
6.875% 8/15/18 pay-in-kind (f)(h)		145,000	151,525
Tata Motors Ltd. 5.75% 10/30/24 (Reg. S)		200,000	209,440
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		550,000	556,875
			2,620,921
Banks & Thrifts - 8.0%
Ally Financial, Inc. 7.5% 9/15/20		849,000	1,008,188
Banco Espirito Santo SA 5.875% 11/9/15	EUR	200,000	230,439
Bank of Baroda (London) 6.625% 5/25/22 (h)		200,000	205,717
Bank of Ceylon 5.325% 4/16/18 (Reg. S)		200,000	199,500
Bank of East Asia Ltd. 8.5% (g)(h)		100,000	117,132
Bank of India - London Branch 6.625% 9/22/21 (h)		200,000	203,181
Bank of Ireland 10% 12/19/22	EUR	200,000	298,817
BBVA Bancomer SA 7.25% 4/22/20 (f)		550,000	618,695
BBVA Paraguay SA 9.75% 2/11/16 (f)		400,000	416,952
Canara Bank Ltd. 6.365% 11/28/21 (h)		100,000	100,926
Commerzbank AG 7.75% 3/16/21	EUR	200,000	281,239
FBN Finance Co. BV 8.25% 8/7/20 (f)(h)		200,000	173,000
Finansbank A/S 6.25% 4/30/19 (f)		200,000	207,400
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Banks & Thrifts - continued
General Motors Acceptance Corp. 8% 11/1/31		$ 311,000	$ 406,633
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		650,000	653,250
GMAC LLC:
8% 12/31/18		30,000	33,975
8% 11/1/31		1,195,000	1,543,044
GTB Finance BV 6% 11/8/18 (f)		400,000	352,000
HBOS PLC 4.5% 3/18/30 (h)	EUR	300,000	378,833
HSBK BV 7.25% 5/3/17 (f)		200,000	197,500
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		100,000	103,500
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		550,000	577,500
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (f)		400,000	379,164
Ocwen Financial Corp. 6.625% 5/15/19 (f)		50,000	38,750
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		487,000	515,402
6% 12/19/23		510,000	572,342
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (f)		400,000	407,000
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (f)		200,000	192,964
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	50,000	57,630
Yapi ve Kredi Bankasi A/S 4% 1/22/20 (f)		400,000	388,500
Zenith Bank PLC 6.25% 4/22/19 (f)		600,000	510,000
			11,369,173
Broadcasting - 0.9%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	99,250
7.75% 7/15/21		5,000	5,400
Clear Channel Communications, Inc. 5.5% 12/15/16		190,000	180,500
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	160,000
Polish Television Holding BV 11% 1/15/21 pay-in-kind (Reg. S) (h)	EUR	200,000	268,940
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		550,000	567,325
			1,281,415
Building Materials - 1.6%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	186,500
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		70,000	70,700
CEMEX Finance LLC 5.25% 4/1/21 (Reg. S)	EUR	100,000	116,955
CEMEX S.A.B. de CV 5.2566% 9/30/15 (f)(h)		345,000	346,880
China Shanshui Cement Group Ltd. 10.5% 4/27/17 (Reg. S)		200,000	206,500
Elementia S.A.B. de CV 5.5% 1/15/25 (f)		200,000	191,250
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	148,154
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Building Materials - continued
HMAN Finance Sub Corp. 6.375% 7/15/22 (f)		$ 100,000	$ 97,000
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		100,000	91,130
Nortek, Inc. 8.5% 4/15/21		120,000	127,500
Titan Global Finance PLC 4.25% 7/10/19 (Reg. S)	EUR	300,000	316,626
USG Corp.:
5.875% 11/1/21 (f)		50,000	51,875
9.75% 1/15/18		135,000	154,913
West China Cement Ltd. 6.5% 9/11/19		200,000	188,963
			2,294,946
Cable/Satellite TV - 4.4%
Altice SA:
7.625% 2/15/25 (f)		200,000	200,000
7.75% 5/15/22 (f)		485,000	501,975
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75% 1/15/24		765,000	775,519
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		45,000	46,800
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		455,000	444,763
DISH DBS Corp. 5% 3/15/23		670,000	658,275
Lynx I Corp. 5.375% 4/15/21 (f)		200,000	207,500
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	213,000
Numericable Group SA:
5.375% 5/15/22 (Reg. S)	EUR	150,000	179,246
6% 5/15/22 (f)		1,005,000	1,028,015
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		210,000	222,863
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 9/15/22 (Reg. S)	EUR	400,000	487,030
5.5% 1/15/23 (f)		200,000	207,500
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		145,000	151,163
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		150,000	163,125
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	161,625
VTR Finance BV 6.875% 1/15/24 (f)		600,000	601,530
			6,249,929
Capital Goods - 0.6%
AECOM Technology Corp.:
5.75% 10/15/22 (f)		95,000	99,394
5.875% 10/15/24 (f)		80,000	83,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Capital Goods - continued
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	65,000	$ 81,530
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)		180,000	163,800
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	200,000
Zoomlion HK SPV Co. Ltd. 6.125% 12/20/22 (Reg. S)		200,000	176,500
			804,724
Chemicals - 1.7%
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	193,622
Chemtura Corp. 5.75% 7/15/21		115,000	112,125
Hexion U.S. Finance Corp. 6.625% 4/15/20		278,000	261,146
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	250,000	276,144
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	227,413
LSB Industries, Inc. 7.75% 8/1/19		85,000	87,550
OCP SA 5.625% 4/25/24 (f)		200,000	217,000
PolyOne Corp. 5.25% 3/15/23		250,000	253,750
Rockwood Specialties Group, Inc. 4.625% 10/15/20		145,000	150,800
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		440,000	444,125
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		150,000	160,125
W.R. Grace & Co. - Conn 5.625% 10/1/24 (f)		55,000	58,988
			2,442,788
Consumer Products - 0.7%
Dometic Group AB 9.5% 6/26/19 (Reg S.) (h)	EUR	200,000	218,090
Prestige Brands, Inc.:
5.375% 12/15/21 (f)		320,000	312,800
8.125% 2/1/20		25,000	26,875
Revlon Consumer Products Corp. 5.75% 2/15/21		415,000	424,338
Spectrum Brands Holdings, Inc. 6.375% 11/15/20		45,000	47,700
			1,029,803
Containers - 1.4%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(h)		208,768	205,734
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)		245,000	230,300
7% 11/15/20 (f)		35,294	34,721
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	55,900
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Containers - continued
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	$ 187,298
6.75% 9/15/20 (Reg. S)	EUR	200,000	270,669
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		455,000	465,238
7.875% 8/15/19		250,000	264,063
SGD Group SA 5.625% 5/15/19 (Reg S.)	EUR	100,000	110,119
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		84,000	90,930
			1,914,972
Diversified Financial Services - 5.5%
Aircastle Ltd. 5.125% 3/15/21		395,000	399,938
Arrow Global Finance PLC 5.336% 11/1/21 (h)	EUR	200,000	224,870
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	200,000	207,459
CIT Group, Inc.:
5% 8/15/22		270,000	283,838
5% 8/1/23		440,000	463,100
Comcel Trust 6.875% 2/6/24 (f)		400,000	414,000
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		400,000	400,000
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	118,735
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22		530,000	541,925
International Lease Finance Corp.:
5.875% 8/15/22		475,000	524,875
8.625% 1/15/22		1,255,000	1,587,575
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	421,038
SLM Corp.:
5.5% 1/25/23		670,000	643,200
6.125% 3/25/24		420,000	409,500
8% 3/25/20		190,000	210,900
UPCB Finance Ltd. 6.375% 7/1/20 (Reg. S)	EUR	500,000	591,838
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	361,564
			7,804,355
Diversified Media - 0.4%
Lamar Media Corp. 5.875% 2/1/22		55,000	57,200
MDC Partners, Inc. 6.75% 4/1/20 (f)		30,000	31,313
National CineMedia LLC:
6% 4/15/22		300,000	304,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Diversified Media - continued
National CineMedia LLC: - continued
7.875% 7/15/21		$ 35,000	$ 37,055
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)		135,000	135,338
			565,406
Energy - 9.7%
Afren PLC 10.25% 4/8/19 (f)		293,000	99,620
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7324% 8/1/19 (f)(h)		215,000	156,950
7.125% 11/1/20 (f)		290,000	211,700
7.375% 11/1/21 (f)		190,000	140,600
Antero Resources Corp. 5.125% 12/1/22 (f)		420,000	402,150
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23		205,000	207,050
California Resources Corp.:
5.5% 9/15/21 (f)		290,000	243,600
6% 11/15/24 (f)		140,000	113,925
Chesapeake Energy Corp.:
5.375% 6/15/21		430,000	433,225
5.75% 3/15/23		250,000	258,750
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		250,000	260,625
6.125% 7/15/22		170,000	181,135
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	47,125
China Oil & Gas Group Ltd. 5% 5/7/20 (Reg. S)		200,000	189,348
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	335,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		175,000	170,188
7.75% 4/1/19		150,000	153,000
Diamondback Energy, Inc. 7.625% 10/1/21		195,000	199,875
DTEK Finance BV 9.5% 4/28/15 (f)		100,000	60,200
EDC Finance Ltd. 4.875% 4/17/20 (f)		400,000	314,000
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		205,000	181,425
Energy Transfer Equity LP 7.5% 10/15/20		30,000	33,381
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	104,363
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		$ 390,000	$ 392,925
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		250,000	210,000
Forum Energy Technologies, Inc. 6.25% 10/1/21		135,000	127,913
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		95,000	89,538
Gibson Energy, Inc. 6.75% 7/15/21 (f)		370,000	373,238
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	265,200
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	86,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (f)		320,000	288,000
7.625% 4/15/21 (f)		10,000	10,150
Indo Energy Finance II BV 6.375% 1/24/23		200,000	131,000
Kodiak Oil & Gas Corp.:
5.5% 1/15/21		80,000	80,800
5.5% 2/1/22		175,000	176,750
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		200,000	172,000
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22		340,000	300,900
MIE Holdings Corp. 6.875% 2/6/18 (Reg S.)		100,000	63,750
Oasis Petroleum, Inc. 6.875% 3/15/22		45,000	41,428
Offshore Group Investment Ltd.:
7.125% 4/1/23		530,000	339,200
7.5% 11/1/19		560,000	364,000
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		380,000	311,600
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		775,000	503,750
Pan American Energy LLC 7.875% 5/7/21 (f)		600,000	613,500
Puma International Financing SA 6.75% 2/1/21 (Reg. S)		200,000	198,300
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22		125,000	120,000
Rosetta Resources, Inc.:
5.625% 5/1/21		225,000	212,063
5.875% 6/1/24		140,000	127,750
RSP Permian, Inc. 6.625% 10/1/22 (f)		75,000	74,531
Sabine Pass Liquefaction LLC 5.625% 2/1/21		760,000	760,950
Samson Investment Co. 9.75% 2/15/20 (h)		55,000	17,050
SemGroup Corp. 7.5% 6/15/21		370,000	368,150
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	104,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18 (f)		305,000	311,039
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.: - continued
6.375% 8/1/22		$ 60,000	$ 62,250
TerraForm Power Operating LLC 5.875% 2/1/23 (f)		55,000	56,169
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		637,347	624,600
Western Refining, Inc. 6.25% 4/1/21		105,000	102,375
Yingde Gases Investment Ltd. 8.125% 4/22/18 (Reg. S)		100,000	84,500
YPF SA 8.875% 12/19/18 (f)		405,000	415,125
Zhaikmunai International BV 7.125% 11/13/19 (f)		800,000	641,600
			13,720,229
Entertainment/Film - 0.7%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		160,000	165,600
5.625% 2/15/24 (f)		55,000	57,475
Cinemark U.S.A., Inc.:
4.875% 6/1/23		265,000	254,069
7.375% 6/15/21		15,000	15,900
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		170,000	175,950
Regal Entertainment Group:
5.75% 6/15/23		220,000	214,775
5.75% 2/1/25		55,000	52,731
			936,500
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	100,750
5.25% 8/1/20		110,000	111,100
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	202,000
			413,850
Food & Drug Retail - 1.8%
Albertsons Holdings LLC/Saturn Acquistion Merger Sub, Inc. 7.75% 10/15/22 (f)		145,000	149,176
JBS Investments GmbH 7.25% 4/3/24 (f)		210,000	208,950
Minerva Luxmbourg SA 7.75% 1/31/23 (f)		600,000	577,500
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		102,000	113,220
Rite Aid Corp.:
6.875% 12/15/28 (f)		705,000	740,250
7.7% 2/15/27		711,000	789,210
			2,578,306
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Food/Beverage/Tobacco - 2.3%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	100,000	$ 124,526
9.875% 5/1/19 (Reg. S)	EUR	100,000	122,323
ESAL GmbH 6.25% 2/5/23 (f)		355,000	335,120
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		265,000	275,600
Gruma S.A.B. de CV 4.875% 12/1/24 (f)		500,000	522,500
H.J. Heinz Co. 4.875% 2/15/25 (f)		90,000	90,225
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)		1,100,000	1,204,500
Post Holdings, Inc. 6.75% 12/1/21 (f)		370,000	361,675
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (h)	EUR	250,000	285,331
			3,321,800
Gaming - 1.9%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		405,000	344,250
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		130,000	129,350
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	147,488
MGM Mirage, Inc. 8.625% 2/1/19		315,000	355,163
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (f)		305,000	272,975
Scientific Games Corp. 10% 12/1/22 (f)		130,000	119,275
Studio City Finance Ltd. 8.5% 12/1/20 (f)		965,000	979,475
Wynn Macau Ltd. 5.25% 10/15/21 (f)		300,000	291,938
			2,639,914
Healthcare - 5.1%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		85,000	88,825
7.75% 2/15/19		195,000	202,995
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	400,000	473,470
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		40,000	40,700
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (f)		200,000	204,375
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	66,618
Fresenius U.S. Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	117,201
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (f)		315,000	319,725
HCA Holdings, Inc.:
5% 3/15/24		185,000	197,950
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Healthcare - continued
HCA Holdings, Inc.: - continued
5.875% 3/15/22		$ 424,000	$ 472,760
6.25% 2/15/21		195,000	211,575
6.5% 2/15/20		495,000	556,875
7.5% 2/15/22		180,000	210,942
HealthSouth Corp. 5.75% 11/1/24		100,000	103,250
IMS Health, Inc. 6% 11/1/20 (f)		95,000	98,919
Kindred Escrow Corp. II:
8% 1/15/20 (f)		105,000	111,426
8.75% 1/15/23 (f)		105,000	112,350
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	528,840
Legend Acquisition, Inc. 10.75% 8/15/20 (c)(f)		255,000	12,750
Omega Healthcare Investors, Inc. 5.875% 3/15/24		255,000	269,663
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20		60,000	63,150
Polymer Group, Inc. 6.875% 6/1/19 (f)		100,000	95,500
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	238,996
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	163,138
5.5% 2/1/21		120,000	126,900
Tenet Healthcare Corp.:
4.375% 10/1/21		215,000	214,731
8.125% 4/1/22		655,000	738,513
Valeant Pharmaceuticals International:
5.5% 3/1/23 (f)		115,000	117,875
5.625% 12/1/21 (f)		155,000	160,038
6.75% 8/15/21 (f)		40,000	42,100
7.25% 7/15/22 (f)		25,000	26,688
7.5% 7/15/21 (f)		473,000	517,935
VWR Funding, Inc. 7.25% 9/15/17		340,000	355,776
			7,262,549
Homebuilders/Real Estate - 6.5%
Agile Property Holdings Ltd. 8.875% 4/28/17 (Reg. S)		300,000	295,500
Aldesa Financial Services SA 7.25% 4/1/21 (Reg. S)	EUR	150,000	136,871
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)		405,000	378,675
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	133,000
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		85,000	87,125
CBRE Group, Inc. 5% 3/15/23		770,000	806,575
Cementos Progreso Trust 7.125% 11/6/23 (f)		400,000	423,000
Central China Real Estate Ltd. 6.5% 6/4/18 (Reg.S)		200,000	185,031
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
China Aoyuan Property Group Ltd. 11.25% 1/17/19 (Reg. S)		$ 200,000	$ 184,091
China South City Holdings Ltd. 8.25% 1/29/19 (Reg. S)		200,000	188,000
CIFI Holdings Group Co. Ltd. 8.875% 1/27/19 (Reg. S)		200,000	199,319
Country Garden Holdings Co. Ltd. 7.25% 4/4/21 (Reg. S)		400,000	390,000
D.R. Horton, Inc. 5.75% 8/15/23		375,000	403,125
Evergrande Real Estate Group Ltd. 8.75% 10/30/18 (Reg. S)		200,000	187,500
Fantasia Holdings Group Co. Ltd. 10.625% 1/23/19 (Reg. S)		200,000	158,077
Future Land Development Holding Ltd. 10.25% 1/31/18 (Reg. S)		100,000	95,000
Glorious Property Holdings Ltd. 13.25% 3/4/18 (Reg. S)		100,000	60,750
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		200,000	199,500
Howard Hughes Corp. 6.875% 10/1/21 (f)		380,000	397,100
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,850
11.5% 7/20/20 (Reg. S)		105,000	114,975
Kennedy-Wilson, Inc. 5.875% 4/1/24		155,000	156,829
KWG Property Holding Ltd.:
8.25% 8/5/19 (Reg. S)		200,000	186,000
8.975% 1/14/19 (Reg. S)		200,000	185,000
Logan Property Holdings Co. Ltd. 11.25% 6/4/19 (Reg. S)		200,000	184,097
Modernland Overseas Pte Ltd. 11% 10/25/16 (Reg. S)		200,000	203,520
Oceanwide Real Estate International Holding Co. Ltd. 11.75% 9/8/19 (Reg. S)		100,000	100,000
Powerlong Real Estate Holding Ltd. 11.25% 1/25/18 (Reg. S)		100,000	95,225
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		340,000	340,000
Ryland Group, Inc. 5.375% 10/1/22		55,000	53,350
Shimao Property Holdings Ltd. 8.125% 1/22/21 (Reg. S)		200,000	202,500
SOHO China Ltd. 7.125% 11/7/22 (Reg. S)		200,000	197,000
Sunac China Holdings Ltd. 12.5% 10/16/17 (Reg. S)		200,000	210,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)		45,000	41,850
Theta Capital Pte Ltd. 7% 5/16/19		200,000	207,949
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	199,028
Trillion Chance Ltd. 8.5% 1/10/19		400,000	374,265
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		$ 90,000	$ 85,050
William Lyon Homes, Inc.:
5.75% 4/15/19		90,000	89,100
7% 8/15/22		160,000	161,600
8.5% 11/15/20		215,000	229,513
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)		265,000	257,381
Wuzhou International Holdings Ltd. 13.75% 9/26/18 (Reg. S)		100,000	98,750
Xinyuan Real Estate Co. Ltd. 13.25% 5/3/18 (Reg. S)		200,000	162,000
Yuzhou Properties Co. 8.75% 10/4/18 (Reg. S)		200,000	193,000
			9,251,071
Hotels - 0.3%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	48,263
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21		380,000	400,900
			449,163
Insurance - 0.5%
Assicurazioni Generali SpA 10.125% 7/10/42 (h)	EUR	100,000	160,197
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		345,000	345,000
MAPFRE SA 5.921% 7/24/37 (h)	EUR	150,000	183,295
			688,492
Leisure - 0.1%
24 Hour Holdings III LLC 8% 6/1/22 (f)		100,000	81,500
Metals/Mining - 2.1%
Abja Investment Co. Pte Ltd.:
4.85% 1/31/20 (Reg. S)		200,000	205,000
5.95% 7/31/24 (Reg. S)		200,000	203,750
Alpha Natural Resources, Inc.:
6% 6/1/19		195,000	52,650
6.25% 6/1/21		295,000	72,275
9.75% 4/15/18		210,000	73,500
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		50,000	51,990
Compania Minera Ares SAC 7.75% 1/23/21 (f)		200,000	203,750
Favor Sea Ltd. 11.75% 2/4/19 (Reg. S)		100,000	98,000
FMG Resources (August 2006) Pty Ltd. 6% 4/1/17 (f)		80,000	78,000
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		625,000	553,125
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		100,000	66,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Metals/Mining - continued
Nord Gold NV 6.375% 5/7/18 (f)		$ 200,000	$ 178,000
Prince Mineral Holding Corp. 12.5% 12/15/19 (f)		55,000	56,100
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		115,000	109,250
Southern Copper Corp. 7.5% 7/27/35		250,000	281,570
Vedanta Resources PLC:
8.25% 6/7/21 (Reg. S)		200,000	181,000
9.5% 7/18/18 (Reg. S)		200,000	198,000
Walter Energy, Inc.:
9.5% 10/15/19 (f)		225,000	147,375
12% 4/1/20 pay-in-kind (f)(h)		170,000	36,578
Yancoal International Resources Development Co. Ltd. 5.73% 5/16/22 (Reg. S)		200,000	179,000
			3,025,413
Paper - 0.3%
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	400,000	480,833
Publishing/Printing - 0.9%
Cenveo Corp. 6% 8/1/19 (f)		145,000	137,388
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (f)		485,000	339,500
McGraw-Hill Global Education Holdings LLC/ McGraw-Hill Global Education Finance 9.75% 4/1/21		285,000	315,638
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(h)		315,000	309,488
R.R. Donnelley & Sons Co. 7% 2/15/22		180,000	193,500
			1,295,514
Restaurants - 0.3%
1011778 BC ULC/New Red Finance, Inc. 6% 4/1/22 (f)		115,000	117,875
Landry's Acquisition Co. 9.375% 5/1/20 (f)		105,000	112,875
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		125,000	128,750
			359,500
Services - 2.9%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		60,000	61,500
APX Group, Inc.:
6.375% 12/1/19		450,000	428,625
8.75% 12/1/20		705,000	574,575
Audatex North America, Inc. 6% 6/15/21 (f)		385,000	400,400
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		95,000	93,041
CBRE Group, Inc. 5.25% 3/15/25		180,000	190,800
FTI Consulting, Inc. 6% 11/15/22		205,000	215,506
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Services - continued
Garda World Security Corp.:
7.25% 11/15/21 (f)		$ 35,000	$ 34,125
7.25% 11/15/21 (f)		100,000	97,500
Hertz Corp.:
5.875% 10/15/20		150,000	152,250
6.25% 10/15/22		105,000	107,363
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)		215,000	183,825
Laureate Education, Inc. 9.75% 9/1/19 (f)(h)		930,000	943,950
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		70,000	70,175
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	150,000	172,466
TMS International Corp. 7.625% 10/15/21 (f)		55,000	54,725
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (h)		155,000	158,100
9.625% 6/15/18 pay-in-kind (h)		90,000	90,788
			4,029,714
Steel - 1.0%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		710,000	587,525
Metinvest BV 10.25% 5/20/15 (f)		100,000	74,000
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		270,000	274,725
11.25% 10/15/18		134,000	141,370
Steel Dynamics, Inc. 6.375% 8/15/22		120,000	128,100
TMK Capital SA 7.75% 1/27/18		400,000	251,232
			1,456,952
Super Retail - 0.7%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		20,000	21,100
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	214,500
5.75% 2/15/18		80,000	72,400
7.4% 4/1/37		85,000	62,900
Maoye International Holdings Ltd. 7.75% 5/19/17 (Reg. S)		200,000	188,810
MPM Global Pte Ltd. 6.75% 9/19/19 (Reg. S)		100,000	100,245
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		200,000	182,299
Sally Holdings LLC 6.875% 11/15/19		35,000	37,144
Sonic Automotive, Inc.:
5% 5/15/23		40,000	39,300
7% 7/15/22		105,000	114,188
			1,032,886
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Technology - 3.2%
Activision Blizzard, Inc. 6.125% 9/15/23 (f)		$ 260,000	$ 283,400
ADT Corp. 6.25% 10/15/21		235,000	249,027
Balboa Merger Sub, Inc. 11.375% 12/1/21 (f)		85,000	83,619
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (f)		200,000	199,000
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		585,000	511,144
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(h)		330,000	268,950
Brocade Communications Systems, Inc. 4.625% 1/15/23		135,000	131,288
CDW LLC/CDW Finance Corp. 6% 8/15/22		255,000	267,750
China Automation Group Ltd. 7.75% 4/20/16		200,000	195,280
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		125,000	107,500
Entegris, Inc. 6% 4/1/22 (f)		70,000	70,700
First Data Corp.:
6.75% 11/1/20 (f)		128,000	136,960
11.25% 1/15/21		348,000	394,110
11.75% 8/15/21		94,000	108,631
Global A&T Electronics Ltd. 10% 2/1/19 (f)		300,000	277,500
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(h)		105,000	105,525
Lucent Technologies, Inc. 6.45% 3/15/29		475,000	458,375
MMI International Ltd. 8% 3/1/17 (Reg. S)		250,000	248,750
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		200,000	210,000
Quad/Graphics, Inc. 7% 5/1/22 (f)		80,000	76,000
Sensata Technologies BV 4.875% 10/15/23 (f)		120,000	121,800
			4,505,309
Telecommunications - 8.9%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (f)		350,000	363,125
Altice Financing SA 6.625% 2/15/23 (f)		200,000	200,000
Altice Finco SA 8.125% 1/15/24 (f)		200,000	207,500
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		200,000	196,000
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	172,969
Columbus International, Inc. 7.375% 3/30/21 (f)		325,000	334,344
Digicel Group Ltd.:
7% 2/15/20 (f)		200,000	194,000
8.25% 9/1/17 (f)		300,000	304,500
8.25% 9/30/20 (f)		675,000	656,775
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		320,000	307,296
Eileme 2 AB 11.625% 1/31/20 (f)		220,000	248,946
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		245,000	250,513
GCX Ltd. 7% 8/1/19 (Reg. S)		200,000	204,013
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
Hellenic Telecommunications Organization SA 3.5% 7/9/20	EUR	250,000	$ 249,306
Intelsat Jackson Holdings SA:
5.5% 8/1/23		250,000	246,875
6.625% 12/15/22 (Reg. S)		345,000	353,625
Intelsat Luxembourg SA 8.125% 6/1/23		285,000	287,850
Level 3 Communications, Inc.:
5.75% 12/1/22 (f)		120,000	120,900
8.875% 6/1/19		55,000	58,163
Millicom International Cellular SA 6.625% 10/15/21 (f)		400,000	409,000
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S) (h)	EUR	100,000	115,260
MTS International Funding Ltd.:
5% 5/30/23 (f)		350,000	274,225
8.625% 6/22/20 (f)		550,000	528,913
Portugal Telecom International Finance BV 4.625% 5/8/20 (Reg. S)	EUR	100,000	111,287
SBA Communications Corp. 4.875% 7/15/22 (f)		305,000	296,613
Sprint Capital Corp.:
6.875% 11/15/28		205,000	188,600
6.9% 5/1/19		815,000	828,244
8.75% 3/15/32		175,000	178,938
Sprint Corp.:
7.125% 6/15/24		165,000	160,463
7.875% 9/15/23		530,000	537,288
T-Mobile U.S.A., Inc.:
6.25% 4/1/21		380,000	392,350
6.625% 4/1/23		325,000	337,188
6.731% 4/28/22		205,000	212,431
6.836% 4/28/23		80,000	83,400
TBG Global Pte. Ltd. 4.625% 4/3/18 (f)		400,000	401,000
Telecom Italia SpA 4.875% 9/25/20 (Reg. S)	EUR	500,000	639,392
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		400,000	410,876
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	122,055
6.75% 8/15/24 (Reg. S)	EUR	100,000	127,125
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		350,000	330,750
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		300,000	255,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.)	EUR	350,000	$ 391,585
4.75% 7/15/20 (f)		270,000	263,250
			12,551,933
Textiles/Apparel - 0.3%
Golden Legacy Pte Ltd. 9% 4/24/19 (Reg. S)		200,000	193,000
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	192,000
			385,000
Transportation Ex Air/Rail - 0.7%
Car, Inc. 6.125% 2/4/20 (Reg. S)		200,000	199,320
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		155,000	146,863
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	7,900
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		115,000	124,775
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		160,000	163,200
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	302,400
			944,458
Utilities - 6.5%
Calpine Corp. 7.875% 1/15/23 (f)		206,000	230,720
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (f)		125,000	128,438
7.375% 11/1/22 (f)		125,000	129,063
7.625% 11/1/24 (f)		165,000	169,950
Enel SpA 5% 1/15/75 (h)	EUR	100,000	123,400
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 12.25% 3/1/22 (c)(f)		1,455,000	1,767,825
GenOn Energy, Inc. 9.875% 10/15/20		385,000	373,450
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)		60,000	58,800
InterGen NV 7% 6/30/23 (f)		610,000	570,350
Listrindo Capital BV 6.95% 2/21/19 (f)		400,000	421,520
Majapahit Holding BV 8% 8/7/19 (Reg. S)		100,000	117,250
Mirant Americas Generation LLC 9.125% 5/1/31		50,000	42,500
NRG Energy, Inc. 6.625% 3/15/23		445,000	461,688
NSG Holdings II, LLC 7.75% 12/15/25 (f)		359,897	386,890
Petrobras International Finance Co. Ltd. 5.375% 1/27/21		100,000	89,844
PT Perusahaan Listrik Negara 5.25% 10/24/42 (Reg. S)		200,000	189,500
RJS Power Holdings LLC 5.125% 7/15/19 (f)		410,000	397,700
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Utilities - continued
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		$ 200,000	$ 200,500
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	124,865
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	361,103
The AES Corp. 8% 10/15/17		3,000	3,356
TXU Corp.:
5.55% 11/15/14 (c)		1,361,000	1,252,120
6.5% 11/15/24 (c)		475,000	437,000
6.55% 11/15/34 (c)		1,000,000	920,000
Viridian Group Fundco Ii Ltd. 11.125% 4/1/17 (Reg. S)	EUR	161,000	193,755
			9,151,587
TOTAL NONCONVERTIBLE BONDS (Cost $122,890,212)			120,240,201
Common Stocks - 1.6%
	Shares
Automotive & Auto Parts - 0.3%
General Motors Co.	8,668	282,750
Trinseo SA	11,100	169,275
		452,025
Broadcasting - 0.2%
Cumulus Media, Inc. Class A (a)	83,000	288,840
Chemicals - 0.3%
LyondellBasell Industries NV Class A	4,300	340,087
Westlake Chemical Partners LP	100	2,535
		342,622
Energy - 0.2%
EP Energy Corp.	22,000	227,700
The Williams Companies, Inc.	2,400	105,264
		332,964
Healthcare - 0.0%
Legend Acquisition, Inc.	2,128	32,553
Legend Acquisition, Inc.:
Class A warrants (a)	2,195	0
Class B warrants (a)	2,894	0
		32,553
Homebuilders/Real Estate - 0.2%
Realogy Holdings Corp. (a)	5,900	274,350
Common Stocks - continued
	Shares	Value
Hotels - 0.2%
Extended Stay America, Inc. unit	15,000	$ 296,700
Services - 0.2%
ARAMARK Holdings Corp.	7,900	247,428
WP Rocket Holdings, Inc. (a)	80,442	16,088
		263,516
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)	12,187	24,374
TOTAL COMMON STOCKS (Cost $3,146,339)		2,307,944
Nonconvertible Preferred Stocks - 0.5%

Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (f)	709	709,022
Services - 0.0%
WP Rocket Holdings, Inc. 15.00% (a)	58,865	48,269
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $661,699)		757,291
Bank Loan Obligations - 3.0%
		Principal Amount (d)
Cable/Satellite TV - 0.1%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (h)		$ 20,000	19,700
Tranche 2LN, term loan 7.75% 7/7/23 (h)		85,000	84,363
			104,063
Diversified Financial Services - 0.3%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (h)		405,000	406,013

Diversified Media - 0.4%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (h)		120,000	107,400
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (h)		438,680	435,390
			542,790
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Energy - 0.3%
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (h)		$ 480,000	$ 288,000
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (h)		22,225	21,642
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)		49,250	37,923
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)		64,858	64,696
Sheridan Investment Partners I term loan 4.25% 12/16/20 (h)		74,812	60,224
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (h)		10,407	8,378
Tranche M, term loan 4.25% 12/16/20 (h)		3,881	3,124
			483,987
Environmental - 0.3%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (h)		436,543	425,630
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC Tranche B 2LN, term loan 8.25% 11/30/20 (h)		75,000	74,906
Gaming - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (h)		206,923	197,353
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (h)		88,200	86,877
			284,230
Healthcare - 0.5%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (h)		130,000	128,700
Tranche B 1LN, term loan 4.5% 4/23/21 (h)		104,475	103,169
MModal IP LLC Tranche B, term loan 9% 1/31/20 (h)		138,353	131,782
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (h)		20,000	20,000
Tranche B 2LN, term loan 4.25% 7/3/19 (h)		362,174	357,194
			740,845
Homebuilders/Real Estate - 0.2%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (h)		55,000	54,588
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
DTZ U.S. Borrower LLC: - continued
Tranche B 1LN, term loan 5.5% 11/4/21 (h)		$ 81,467	$ 81,263
Tranche B, term loan 5.5% 11/4/21 (h)		48,533	48,412
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)		63,056	61,953
			246,216
Metals/Mining - 0.0%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 12/19/20 (h)		20,000	18,450
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (h)		19,450	19,280
Services - 0.1%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)		147,518	138,298
Steel - 0.1%
Atkore International, Inc. Tranche 2LN, term loan 7.75% 10/9/21 (h)		145,000	142,100
Technology - 0.4%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (h)		310,000	316,200
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (h)		109,175	105,081
Tranche 2LN, term loan 8% 4/9/22 (h)		95,000	89,538
			510,819
Telecommunications - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (h)		6,325	6,167
Utilities - 0.0%
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (h)		54,175	53,904
TOTAL BANK LOAN OBLIGATIONS (Cost $4,477,543)			4,197,698
Preferred Securities - 5.6%

Banks & Thrifts - 3.1%
Bank of America Corp. 5.2% (g)(h)		345,000	332,531
Barclays Bank PLC 7.625% 11/21/22		605,000	684,137
Barclays PLC 8% (g)(h)	EUR	200,000	244,796
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(h)	EUR	200,000	249,900
Chong Hing Bank Ltd. 6.5% (g)(h)		200,000	208,633
Preferred Securities - continued
		Principal Amount (d)	Value
Banks & Thrifts - continued
Credit Agricole SA:
6.5%(Reg S.) (g)(h)	EUR	200,000	$ 236,650
6.625% (f)(g)(h)		515,000	509,135
ICICI Bank Ltd. 7.25% (Reg S.) (g)(h)		200,000	207,175
Intesa Sanpaolo SpA 8.047% (g)(h)	EUR	250,000	334,007
JPMorgan Chase & Co. 5.15% (g)(h)		415,000	405,907
Natixis SA 6.307% (g)(h)	EUR	150,000	187,436
Royal Bank of Scotland Group PLC 7.0916% (g)(h)	EUR	50,000	61,237
Societe Generale 6.999% (g)(h)	EUR	200,000	252,450
State Bank of India 6.439% (g)(h)		300,000	302,906
UniCredit International Bank Luxembourg SA 8.125% (g)(h)	EUR	100,000	135,048
Wells Fargo & Co. 5.875% (g)(h)		70,000	73,252
			4,425,200
Consumer Products - 0.5%
Cosan Overseas Ltd. 8.25% (g)		800,000	771,863
Diversified Financial Services - 1.6%
Baggot Securities Ltd. 10.24% (Reg. S) (g)	EUR	100,000	129,834
Citigroup, Inc. 5.35% (g)(h)		1,885,000	1,810,559
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (g)(h)	EUR	250,000	298,866
			2,239,259
Insurance - 0.1%
Groupama SA 6.298% (g)(h)	EUR	100,000	118,351
Metals/Mining - 0.2%
Chalieco Hong Kong Corp. Ltd. 6.875% (Reg. S) (g)(h)		200,000	210,931
Steel - 0.1%
KBC Groupe SA 5.625% (Reg. S) (g)(h)	EUR	150,000	168,531
TOTAL PREFERRED SECURITIES (Cost $7,855,523)			7,934,135
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $4,466,559)	4,466,559	$ 4,466,559
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $143,497,875)		139,903,828
NET OTHER ASSETS (LIABILITIES) - 1.1%		1,505,590
NET ASSETS - 100%		$ 141,409,418
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,708,306 or 36.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,117
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,115,718	$ 1,115,718	$ -	$ -
Energy	332,964	332,964	-	-
Financials	983,372	274,350	709,022	-
Health Care	32,553	-	-	32,553
Industrials	64,357	-	-	64,357
Materials	511,897	511,897	-	-
Telecommunication Services	24,374	24,374	-	-
Corporate Bonds	120,240,201	-	120,240,201	-
Bank Loan Obligations	4,197,698	-	4,007,045	190,653
Preferred Securities	7,934,135	-	7,934,135	-
Money Market Funds	4,466,559	4,466,559	-	-
Total Investments in Securities:	$ 139,903,828	$ 6,725,862	$ 132,890,403	$ 287,563
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $142,998,970. Net unrealized depreciation aggregated $3,095,142, of which $5,240,041 related to appreciated investment securities and $8,335,183 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 1, 2015